UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07332

Barclays Global Investors Funds

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1.	Schedules of Investments

BOND INDEX FUND

Schedule of Investments

September 30, 2005 (Unaudited)

The Bond Index Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2005, the value of the Fund’s investment in the Master Portfolio was $201,823,656, which represents 99.99% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES—24.85%
AEROSPACE & DEFENSE—0.50%
Boeing Co. (The)
6.13%, 02/15/33	$100,000	$109,533
Lockheed Martin Corp.
8.50%, 12/01/29	100,000	137,966
Northrop Grumman Corp.
7.75%, 03/01/16 (1)	200,000	243,199
Raytheon Co.
7.38%, 07/15/25	250,000	256,635
United Technologies Corp.
5.40%, 05/01/35	150,000	149,865
6.10%, 05/15/12	100,000	106,884

		1,004,082

AGRICULTURE—0.05%
Altria Group Inc.
7.00%, 11/04/13	100,000	109,456

		109,456

AIRLINES—0.10%
Continental Airlines Inc.
6.65%, 09/15/17	205,310	198,450

		198,450

AUTO MANUFACTURERS—0.28%
DaimlerChrysler N.A. Holding Corp.
7.20%, 09/01/09	350,000	373,393
8.50%, 01/18/31	150,000	181,605

		554,998

BANKS—3.16%
Abbey National PLC
7.95%, 10/26/29	100,000	129,905
Banco Santander Central Hispano Issuances
7.63%, 09/14/10	150,000	169,112
Bank of America Corp.
6.25%, 04/01/08	250,000	259,179
Bank One Corp.
3.70%, 01/15/08	150,000	147,276
5.90%, 11/15/11	250,000	262,010
FleetBoston Financial Corp.
6.88%, 01/15/28	100,000	115,881
HSBC Holdings PLC
5.25%, 12/12/12	350,000	354,867
Key Bank National Association
5.80%, 07/01/14	250,000	262,329

KFW International Finance Inc.
3.25%, 03/30/09	500,000	481,445
4.75%, 01/24/07	150,000	150,657
Landwirtschaftliche Rentenbank
3.25%, 06/16/08	100,000	96,812
3.88%, 03/15/10	500,000	487,252
Mellon Funding Corp.
6.38%, 02/15/10	150,000	159,519
National City Bank (Ohio)
4.25%, 01/29/10	500,000	490,955
NationsBank Corp.
7.75%, 08/15/15	250,000	300,206
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	251,436
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	221,761
SunTrust Banks Inc.
5.05%, 07/01/07	150,000	151,067
Swiss Bank Corp.
7.00%, 10/15/15	150,000	174,043
US Bank N.A.
6.38%, 08/01/11	250,000	269,352
Wachovia Corp.
4.95%, 11/01/06	200,000	200,887
5.25%, 08/01/14	450,000	456,310
Wells Fargo & Co.
5.13%, 02/15/07	250,000	251,455
5.38%, 02/07/35	250,000	246,634
Wells Fargo Bank N.A.
7.55%, 06/21/10	250,000	279,521

		6,369,871

BEVERAGES—0.43%
Anheuser-Busch Companies Inc.
5.05%, 10/15/16	200,000	201,681
Bottling Group LLC
4.63%, 11/15/12	100,000	98,855
Coca-Cola Enterprises Inc.
6.13%, 08/15/11	150,000	160,950
8.50%, 02/01/22	100,000	131,647
Diageo Capital PLC
7.25%, 11/01/09	250,000	273,526

		866,659

BUILDING MATERIALS—0.10%
Masco Corp.
5.88%, 07/15/12	200,000	209,218

		209,218

CHEMICALS—0.18%
Chevron Phillips Chemical Co.
5.38%, 06/15/07	150,000	151,255
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	105,896
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	100,000	108,123

		365,274

COMMERCIAL SERVICES—0.05%
Cendant Corp.
6.25%, 03/15/10	100,000	103,315

		103,315

COMPUTERS—0.32%
Hewlett-Packard Co.
5.50%, 07/01/07	150,000	152,295
International Business Machines Corp.
4.75%, 11/29/12	250,000	250,162
4.88%, 10/01/06	250,000	251,090

		653,547

COSMETICS & PERSONAL CARE—0.13%
Procter & Gamble Co.
6.88%, 09/15/09	250,000	270,778

		270,778

DIVERSIFIED FINANCIAL SERVICES—7.29%
American Express Co.
3.75%, 11/20/07	100,000	98,404
American General Finance Corp.
5.38%, 10/01/12	100,000	101,122
AXA Financial Inc.
7.75%, 08/01/10	150,000	167,783
Bear Stearns Companies Inc. (The)
5.70%, 01/15/07	100,000	101,484
5.70%, 11/15/14	200,000	208,924
Capital One Financial Corp.
5.50%, 06/01/15	250,000	251,466
CIT Group Inc.
7.75%, 04/02/12	150,000	171,949
Citibank Credit Card Issuance Trust Series 2004-A1 Class A1
2.55%, 01/20/09	2,000,000	1,950,728
Citigroup Inc.
3.50%, 02/01/08	500,000	487,990
5.00%, 09/15/14	177,000	176,044
5.63%, 08/27/12	100,000	103,950
6.00%, 02/21/12	150,000	159,390
6.63%, 06/15/32	100,000	112,746
Countrywide Home Loans Inc.
5.63%, 05/15/07	200,000	202,900
Credit Suisse First Boston
5.50%, 08/15/13	100,000	103,038
5.75%, 04/15/07	200,000	203,507
6.50%, 01/15/12	150,000	162,425
Credit Suisse First Boston USA Inc.
4.70%, 06/01/09	250,000	249,599
First Union National Bank
7.74%, 05/17/32	496,735	514,083
Ford Motor Credit Co.
6.63%, 06/16/08	400,000	390,951
7.00%, 10/01/13	300,000	278,207

General Electric Capital Corp.
5.38%, 03/15/07	500,000	506,336
6.50%, 12/10/07	800,000	831,426
6.75%, 03/15/32	250,000	294,057
General Motors Acceptance Corp.
5.71%, 10/15/38	1,000,000	1,043,427
Goldman Sachs Group Inc.
4.13%, 01/15/08	200,000	197,981
6.13%, 02/15/33	200,000	208,176
6.60%, 01/15/12	325,000	352,319
Household Finance Corp.
5.75%, 01/30/07	200,000	203,102
6.50%, 11/15/08	375,000	393,780
8.00%, 07/15/10	250,000	282,095
John Deere Capital Corp.
7.00%, 03/15/12	150,000	167,388
JP Morgan & Co. Inc.
6.00%, 01/15/09	350,000	362,594
JP Morgan Chase & Co.
5.25%, 05/30/07	150,000	151,763
6.75%, 02/01/11	250,000	270,521
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	150,000	147,975
4.80%, 03/13/14	150,000	147,360
MBNA America Bank N.A.
5.38%, 01/15/08	150,000	152,106
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	350,000	342,228
5.45%, 07/15/14	200,000	205,457
7.00%, 01/15/07	200,000	206,035
Morgan Stanley
4.75%, 04/01/14	200,000	192,953
5.80%, 04/01/07	150,000	152,453
8.00%, 06/15/10	250,000	282,247
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	225,467
Nissan Auto Receivables Owner Trust Series 2004-A Class A4
2.76%, 07/15/09	575,000	557,082
Saxon Asset Securities Trust
5.53%, 07/25/31	291,473	292,086
SLM Corp.
5.13%, 08/27/12	350,000	353,661

		14,718,765

ELECTRIC—1.45%
AEP Texas Central Co.
6.65%, 02/15/33	100,000	110,857
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	103,307
Arizona Public Service Co.
6.50%, 03/01/12	100,000	108,540
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	103,717

Constellation Energy Group
7.60%, 04/01/32	100,000	120,502
Consumers Energy Co.
5.00%, 02/15/12	150,000	149,233
Dominion Resources Inc.
8.13%, 06/15/10	150,000	169,087
DTE Energy Co.
7.05%, 06/01/11	150,000	163,479
FirstEnergy Corp.
6.45%, 11/15/11	200,000	212,953
Florida Power & Light Co.
5.63%, 04/01/34	100,000	101,947
MidAmerican Energy Holdings
5.00%, 02/15/14	100,000	98,200
NiSource Finance Corp.
7.88%, 11/15/10	100,000	112,429
Northern States Power Co.
8.00%, 08/28/12	100,000	118,424
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	160,749
Ontario Hydro Canada
7.45%, 03/31/13	150,000	176,421
Pacific Gas & Electric Co.
6.05%, 03/01/34	100,000	104,039
PECO Energy Co.
3.50%, 05/01/08	100,000	96,936
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	106,962
Progress Energy Inc.
7.75%, 03/01/31	100,000	120,586
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	101,429
Southern California Edison Co.
5.00%, 01/15/16	200,000	199,064
Virginia Electric and Power Co.
4.75%, 03/01/13	200,000	197,195

		2,936,056

ELECTRICAL COMPONENTS & EQUIPMENT—0.10%
Emerson Electric Co.
4.50%, 05/01/13	200,000	195,735

		195,735

ENVIRONMENTAL CONTROL—0.06%
USA Waste Services Inc.
7.00%, 07/15/28	100,000	112,587

		112,587

FOOD—1.03%
Albertson’s Inc.
7.45%, 08/01/29	100,000	86,260
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	189,853
ConAgra Foods Inc.
7.00%, 10/01/28	200,000	218,943

Fred Meyer Inc.
7.45%, 03/01/08	250,000	263,579
General Mills Inc.
5.13%, 02/15/07	150,000	150,785
Kellogg Co.
6.60%, 04/01/11	250,000	270,861
Kraft Foods Inc.
5.63%, 11/01/11	150,000	154,983
Safeway Inc.
7.50%, 09/15/09	285,000	306,718
SUPERVALU Inc.
7.88%, 08/01/09	150,000	162,966
Unilever Capital Corp.
7.13%, 11/01/10	250,000	276,544

		2,081,492

FOREST PRODUCTS & PAPER—0.37%
International Paper Co.
6.75%, 09/01/11	200,000	214,353
MeadWestvaco Corp.
6.85%, 04/01/12	100,000	109,044
Weyerhaeuser Co.
6.75%, 03/15/12	400,000	432,221

		755,618

GAS—0.08%
KeySpan Corp.
7.63%, 11/15/10	150,000	169,182

		169,182

HEALTH CARE - PRODUCTS—0.10%
Johnson & Johnson
4.95%, 05/15/33	200,000	195,571

		195,571

HEALTH CARE - SERVICES—0.10%
Anthem Inc.
6.80%, 08/01/12	100,000	110,283
UnitedHealth Group Inc.
3.75%, 02/10/09	100,000	97,059

		207,342

INSURANCE—0.70%
Allstate Corp.
7.20%, 12/01/09	250,000	272,036
American International Group Inc.
4.25%, 05/15/13	150,000	143,220
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14	100,000	100,640
Hartford Life Inc.
7.38%, 03/01/31	100,000	121,252
ING Capital Funding Trust III
8.44%, 10/31/49	100,000	115,093
MetLife Inc.
5.38%, 12/15/12	200,000	203,820

Progressive Corp. (The)
6.63%, 03/01/29	100,000	112,192
Prudential Financial Inc.
5.10%, 09/20/14	250,000	250,197
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	103,772

		1,422,222

MACHINERY—0.18%
Caterpillar Inc.
7.25%, 09/15/09	250,000	272,224
General Electric Co.
5.00%, 02/01/13	100,000	100,831

		373,055

MANUFACTURING—0.11%
Tyco International Group SA
6.38%, 10/15/11	200,000	213,176

		213,176

MEDIA—0.94%
AOL Time Warner Inc.
6.88%, 05/01/12	350,000	382,510
Clear Channel Communications Inc.
4.25%, 05/15/09	150,000	144,668
Cox Communications Inc. Class A
5.50%, 10/01/15	100,000	99,393
News America Holdings
8.00%, 10/17/16	100,000	119,692
News America Inc.
6.20%, 12/15/34	100,000	100,151
TCI Communications Inc.
8.75%, 08/01/15	350,000	434,587
Time Warner Entertainment Co.
8.38%, 03/15/23	200,000	242,597
Viacom Inc.
5.63%, 08/15/12	200,000	203,196
Walt Disney Co. (The)
7.00%, 03/01/32	150,000	175,527

		1,902,321

MINING—0.26%
Alcan Inc.
4.88%, 09/15/12	150,000	148,143
Alcoa Inc.
7.38%, 08/01/10	250,000	278,077
BHP Finance (USA) Ltd.
4.80%, 04/15/13	100,000	99,431

		525,651

MULTI-NATIONAL—1.33%
Asian Development Bank
6.75%, 06/11/07	250,000	259,658
European Investment Bank
2.38%, 06/15/07	700,000	678,072
4.63%, 03/01/07	250,000	251,050

Inter-American Development Bank
7.38%, 01/15/10 (1)	750,000	837,965
International Bank for Reconstruction & Development
4.13%, 08/12/09	650,000	647,398

		2,674,143

OIL & GAS—1.46%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	122,765
Amerada Hess Corp.
7.30%, 08/15/31	100,000	116,665
Apache Finance Canada
7.75%, 12/15/29	100,000	132,342
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	121,242
Conoco Funding Co.
5.45%, 10/15/06	200,000	201,983
6.35%, 10/15/11	300,000	325,364
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	274,805
Enterprise Products Operating LP
5.60%, 10/15/14	200,000	199,296
Marathon Oil Corp.
6.13%, 03/15/12	150,000	160,129
Norsk Hydro ASA
6.36%, 01/15/09	140,000	146,997
Occidental Petroleum Corp.
7.38%, 11/15/08	100,000	108,049
Pemex Project Funding Master Trust
7.38%, 12/15/14	150,000	166,500
9.63%, 12/02/08 (2)	150,000	168,750
Phillips 66 Capital Trust II
8.00%, 01/15/37	250,000	268,140
Texaco Capital Inc.
5.50%, 01/15/09	150,000	155,688
Valero Energy Corp.
6.88%, 04/15/12	250,000	274,513

		2,943,228

PHARMACEUTICALS—0.35%
Bristol-Myers Squibb Co.
5.75%, 10/01/11	150,000	157,340
Merck & Co. Inc.
5.95%, 12/01/28	100,000	102,275
Pharmacia Corp.
6.50%, 12/01/18	150,000	170,709
Schering-Plough Corp.
6.75%, 12/01/33	100,000	115,419
Wyeth
5.50%, 03/15/13	150,000	153,834

		699,577

PIPELINES—0.32%
Duke Capital LLC
5.67%, 08/15/14	200,000	203,106
Duke Energy Field Services Corp.
7.88%, 08/16/10	150,000	168,650
Kinder Morgan Energy Partners LP
5.35%, 08/15/07	150,000	151,257
KN Energy Inc.
7.25%, 03/01/28	100,000	114,086

		637,099

REAL ESTATE—0.08%
EOP Operating LP
7.00%, 07/15/11	150,000	163,677

		163,677

REAL ESTATE INVESTMENT TRUSTS—0.21%
Boston Properties Inc.
6.25%, 01/15/13	200,000	211,948
Simon Property Group LP
5.63%, 08/15/14	200,000	204,802

		416,750

RETAIL—0.31%
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	130,183
Target Corp.
7.00%, 07/15/31	150,000	182,316
Wal-Mart Stores Inc.
7.55%, 02/15/30	250,000	317,847

		630,346

SAVINGS & LOANS—0.13%
Washington Mutual Bank
5.65%, 08/15/14	250,000	256,817

		256,817

TELECOMMUNICATIONS—2.23%
AT&T Wireless Services Inc.
7.88%, 03/01/11	500,000	569,249
BellSouth Corp.
5.20%, 09/15/14	250,000	250,915
6.88%, 10/15/31	150,000	167,197
British Telecom PLC
8.88%, 12/15/30	100,000	135,643
Deutsche Telekom International Finance AG
8.50%, 06/15/10	300,000	340,118
8.75%, 06/15/30	250,000	322,755
France Telecom SA
7.75%, 03/01/11	150,000	170,320
GTE Corp.
7.51%, 04/01/09	150,000	162,695
Koninklijke KPN NV
8.00%, 10/01/10	150,000	170,119
Motorola Inc.
7.63%, 11/15/10	16,000	18,108

SBC Communications Inc.
5.10%, 09/15/14	300,000	297,275
6.25%, 03/15/11	250,000	265,483
Sprint Capital Corp.
6.88%, 11/15/28	150,000	165,701
8.38%, 03/15/12	150,000	176,526
Telecom Italia Capital SA Series B
5.25%, 11/15/13	150,000	148,937
Telefonica Europe BV
8.25%, 09/15/30	150,000	200,112
Verizon Global Funding Corp.
4.38%, 06/01/13	250,000	238,952
Verizon New York Inc.
7.38%, 04/01/32	150,000	165,081
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	153,659
Verizon Wireless Inc.
5.38%, 12/15/06	150,000	151,456
Vodafone Group PLC
7.75%, 02/15/10	200,000	223,084

		4,493,385

TRANSPORTATION—0.36%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	276,440
Norfolk Southern Corp.
7.70%, 05/15/17	150,000	182,222
Union Pacific Corp.
6.79%, 11/09/07	250,000	260,411

		719,073

TOTAL CORPORATE BONDS & NOTES (Cost: $49,345,887)		50,148,516

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—2.84%
MORTGAGE-BACKED SECURITIES—2.84%
Citigroup Commercial Mortgage Trust Series 2005-C3 Class A4
4.86%, 05/15/43	1,000,000	987,532
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	800,000	861,580
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3
6.38%, 12/16/35	1,000,000	1,063,345
JP Morgan Chase Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	800,000	870,723
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C3 Class A5
4.88%, 01/15/42	500,000	494,208
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A2
5.02%, 08/12/37	210,000	211,180
Morgan Stanley Capital I Series 2004-HQ3 Class A2
4.05%, 01/13/41	1,180,000	1,145,226

Morgan Stanley Dean Witter Capital I Series 2001-TOP1 Class A3
6.46%, 02/15/33	88,700	91,079

		5,724,873

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $5,942,698)		5,724,873

Security	Principal	Value
MUNICIPAL DEBT OBLIGATIONS—0.19%
ILLINOIS—0.10%
Illinois State, Pension Funding
5.10%, 06/01/33	200,000	198,084

		198,084

NEW JERSEY—0.09%
New Jersey State Turnpike Authority
4.25%, 01/01/16	200,000	191,430

		191,430

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $374,571)		389,514

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES (9)—1.78%
British Columbia (Province of)
6.50%, 01/15/26	100,000	118,273
Finland (Republic of)
6.95%, 02/15/26	100,000	123,708
Hydro-Quebec
6.30%, 05/11/11	150,000	162,040
Israel (State of)
4.63%, 06/15/13	100,000	96,890
Italy (Republic of)
4.38%, 10/25/06	250,000	250,015
6.00%, 02/22/11	450,000	480,274
6.88%, 09/27/23	200,000	240,687
Korea Development Bank
5.25%, 11/16/06	150,000	150,999
Manitoba (Province of)
4.25%, 11/20/06	250,000	249,712
Mexico Government International Bond
9.88%, 01/15/07	100,000	106,450
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	158,029
Ontario (Province of)
5.50%, 10/01/08	200,000	206,414
Quebec (Province of)
5.75%, 02/15/09	150,000	155,618
6.13%, 01/22/11	150,000	160,459
United Mexican States
6.38%, 01/16/13	600,000	638,400
8.13%, 12/30/19	250,000	303,125

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $3,504,806)		3,601,093

Security	Principal	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—69.46%
MORTGAGE-BACKED SECURITIES—34.16%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	3,561,409	3,422,415
4.50%, 04/01/18	1,448,668	1,421,080
4.50%, 11/01/18	1,093,639	1,072,812
4.50%, 01/01/19	201,837	197,993
4.50%, 02/01/19	2,825,616	2,771,806
5.00%, 10/01/18	1,716,038	1,712,735
5.00%, 10/01/19	1,849,465	1,845,279
5.00%, 08/01/35	3,000,001	2,936,814
5.00%, 09/01/35	1,000,001	978,938
5.50%, 12/01/18	2,833,797	2,875,982
5.50%, 04/01/33	2,197,211	2,199,505
5.50%, 03/01/34	4,731,081	4,733,852
6.00%, 08/01/34	5,060,307	5,149,213
6.50%, 06/01/31	405,154	417,322
8.00%, 12/01/24	1,140,548	1,220,861
Federal National Mortgage Association
5.00%, 01/01/19	4,552,844	4,543,998
5.00%, 11/01/33	4,777,440	4,687,871
5.00%, 06/01/34	983,712	964,346
5.00%, 07/01/35	994,612	973,850
5.00%, 08/01/35	1,993,343	1,951,731
5.50%, 07/01/33	2,338,888	2,339,981
5.50%, 03/01/34	97,621	97,628
5.50%, 06/01/34	419,166	419,196
5.50%, 08/01/34	455,507	455,587
5.50%, 09/01/34	578,959	579,001
5.50%, 10/01/34	360,406	360,433
5.50%, 11/01/34	2,705,342	2,705,538
5.50%, 01/01/35	911,202	911,268
5.50%, 10/01/35 (3)	2,000,000	1,998,750
6.00%, 07/01/34	1,704,386	1,733,246
6.00%, 09/01/34	2,241,072	2,279,020
6.50%, 01/01/29	4,832,229	4,990,797
7.00%, 02/01/32	397,654	416,250
Government National Mortgage Association
5.50%, 09/15/34	1,824,637	1,842,480
7.50%, 12/15/23	1,614,276	1,725,489

		68,933,067

U.S. GOVERNMENT AGENCY OBLIGATIONS—10.62%
Federal Home Loan Bank
5.75%, 05/15/12	700,000	744,157
5.95%, 07/28/08	1,500,000	1,557,366
Federal Home Loan Mortgage Corp.
4.00%, 08/17/07	6,000,000	5,963,736
4.75%, 10/11/12	1,000,000	992,830
6.25%, 07/15/32	320,000	382,176
Federal National Mortgage Association
4.38%, 09/15/12 (1)	1,000,000	989,579
4.63%, 10/15/13	1,000,000	1,000,926

5.25%, 01/15/09	1,500,000	1,534,636
5.38%, 11/15/11	1,000,000	1,041,601
6.00%, 05/15/08	3,000,000	3,115,191
6.25%, 02/01/11 (1)	1,000,000	1,068,655
7.25%, 01/15/10	1,000,000	1,104,609
Financing Corp.
8.60%, 09/26/19	650,000	892,999
Tennessee Valley Authority
6.25%, 12/15/17	400,000	453,909
7.13%, 05/01/30	450,000	589,864

		21,432,234

U.S. GOVERNMENT SECURITIES—24.68%
U.S. Treasury Bonds
5.38%, 02/15/31 (1)	2,120,000	2,375,061
6.25%, 08/15/23	1,000,000	1,195,742
7.25%, 05/15/16	1,000,000	1,237,070
7.63%, 02/15/25	2,100,000	2,899,067
8.00%, 11/15/21	1,000,000	1,384,297
8.75%, 05/15/17	500,000	692,656
8.75%, 05/15/20	2,000,000	2,886,562
12.50%, 08/15/14	400,000	517,250
U.S. Treasury Notes
3.13%, 01/31/07	3,700,000	3,650,572
3.38%, 02/15/08 (1)	5,500,000	5,400,742
3.63%, 07/15/09 (1)	9,800,000	9,602,853
4.25%, 11/15/14 (1)	6,500,000	6,453,538
4.38%, 05/15/07 (1)	3,000,000	3,009,960
4.38%, 08/15/12	1,200,000	1,207,078
4.75%, 05/15/14 (1)	1,900,000	1,957,445
5.63%, 05/15/08 (1)	800,000	828,218
6.00%, 08/15/09 (1)	300,000	319,043
6.50%, 10/15/06 (1)	2,400,000	2,456,345
6.50%, 02/15/10	1,600,000	1,743,374

		49,816,873

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $140,105,624)		140,182,174

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—18.40%
CERTIFICATES OF DEPOSIT (4)—0.82%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	64,626	64,626
Bank of Nova Scotia
3.63%, 01/03/06	51,701	51,697
Credit Suisse First Boston
3.67%, 05/09/06	129,252	129,252
Danske Bank
3.70%, 10/17/05	129,252	129,250
Dexia Credit Local
3.78%, 08/30/06	64,626	64,614
Fortis Bank NY
3.83% - 3.84%, 01/25/06	193,878	193,879
HBOS Treasury Services PLC
3.39%, 12/14/05	77,551	77,551

HSBC Bank USA N.A.
3.72%, 08/03/06	64,626	64,645
Nordea Bank PLC
3.63%, 10/02/06	77,551	77,533
Royal Bank of Scotland
3.78%, 06/27/06	64,626	64,619
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	200,340	200,310
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	355,443	355,452
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	103,401	103,401
Wells Fargo Bank N.A.
3.73%, 10/06/05	71,089	71,088

		1,647,917

COMMERCIAL PAPER (4)—5.62%
Alpine Securitization Corp.
3.72%, 10/19/05	258,504	258,073
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	1,272,662	1,269,606
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	431,960	430,954
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	452,381	452,185
Barton Capital Corp.
3.74%, 10/14/05	193,878	193,656
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	258,504	258,504
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	154,166	153,619
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	453,753	453,202
Cantabric Finance LLC
3.73%, 10/31/05	49,693	49,549
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	73,531	73,426
Chesham Finance LLC
3.68%, 10/11/05	129,252	129,146
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	97,411	97,235
CRC Funding LLC
3.78%, 10/24/05	71,089	70,932
Dorada Finance Inc.
3.76%, 01/26/06	12,925	12,770
Fairway Finance LLC
3.75%, 10/20/05	51,701	51,701
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	115,931	115,856
Ford Credit Auto Receivables
3.77%, 10/17/05	112,449	112,284
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	619,463	618,030
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	638,278	637,564

General Electric Capital Corp.
3.72%, 10/14/05	646,259	645,525
Georgetown Funding Co. LLC
3.82%, 11/02/05	252,596	251,792
Giro Funding Corp.
3.66%, 10/06/05	64,626	64,606
Grampian Funding LLC
3.84%, 01/31/06	129,252	127,597
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	64,626	64,626
HSBC PLC
3.88%, 02/03/06	38,776	38,262
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	193,272	193,087
Landale Funding LLC
3.74%, 10/17/05	258,504	258,128
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (2)	135,701	135,701
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	136,080	135,948
Lockhart Funding LLC
3.71%, 10/13/05	53,839	53,783
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	245,579	245,206
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	230,663	230,402
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	361,905	361,034
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	246,446	245,861
Prudential Funding LLC
3.71%, 10/13/05	129,252	129,119
Ranger Funding Co. LLC
3.67%, 10/04/05	71,273	71,266
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	129,252	127,329
Sedna Finance Inc.
3.92%, 02/21/06	32,313	31,817
Societe Generale
3.77%, 10/07/05	167,575	167,505
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	529,065	528,491
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	320,632	320,223
Three Pillars Funding Corp.
3.65%, 10/03/05	77,551	77,551
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	188,033	187,539
Tulip Funding Corp.
3.79%, 12/01/05	58,163	57,802
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	969,389	969,152
Windmill Funding Corp.
3.78%, 10/25/05	84,014	83,820
Yorktown Capital LLC
3.75%, 10/20/05	109,864	109,670

		11,351,134

LOAN PARTICIPATIONS (4)—0.03%
Army & Air Force Exchange Service
3.67%, 10/03/05	64,626	64,626

		64,626

MEDIUM-TERM NOTES (4)—0.12%
Dorada Finance Inc.
3.93%, 07/07/06 (2)	40,068	40,065
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (2)	206,803	206,782

		246,847

MONEY MARKET FUNDS—1.99%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78% (5) (6)	4,019,276	4,019,276

		4,019,276

REPURCHASE AGREEMENTS (4)—3.54%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $4,072,743, and effective yields of 3.75% - 3.88%. (7)	$4,071,434	4,071,434
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $3,070,730 and an effective yield of 3.90%. (7)	3,069,732	3,069,732

		7,141,166

TIME DEPOSITS (4)—0.36%
Chase Bank USA N.A.
3.88%, 10/03/05	140,793	140,793
Lloyds TSB Bank PLC
3.90%, 10/03/05	129,252	129,252
Rabobank Nederland NV
3.89%, 10/03/05	452,381	452,381

		722,426

VARIABLE & FLOATING RATE NOTES (4)—5.92%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (2)	240,408	240,410
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	445,919	445,919
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	213,266	213,266
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	290,817	290,830
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (2)	394,218	394,505
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (2)	84,014	84,014
Bank of America N.A.
3.81%, 08/10/06	646,259	646,259

Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (2)	444,626	444,614
BMW US Capital LLC
3.74%, 09/15/06 (2)	129,252	129,252
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	245,579	245,568
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (2)	347,687	347,674
Commodore CDO Ltd.
3.91%, 06/13/06 (2)	32,313	32,313
Credit Suisse First Boston
3.77%, 07/19/06	323,130	323,130
DEPFA Bank PLC
3.88%, 09/15/06	129,252	129,252
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (2)	205,510	205,520
Eli Lilly Services Inc.
3.66%, 09/01/06 (2)	129,252	129,252
Fairway Finance LLC
3.78%, 01/20/06	64,626	64,625
Fifth Third Bancorp
3.79%, 09/22/06 (2)	258,504	258,504
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (2)	90,476	90,477
General Electric Capital Corp.
3.80%, 10/06/06	58,163	58,217
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	32,313	32,313
Hartford Life Global Funding Trust
3.76%, 08/15/06	129,252	129,252
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (2)	387,756	387,756
HSBC Bank USA N.A.
3.95%, 05/04/06	45,238	45,260
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (2)	374,830	374,833
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (2)	504,082	504,126
Lothian Mortgages PLC
3.82%, 01/24/06	129,252	129,252
Marshall & Ilsley Bank
3.90%, 02/20/06	129,252	129,312
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (2)	258,504	258,608
Natexis Banques Populaires
3.80%, 10/16/06 (2)	96,939	96,939
National City Bank (Ohio)
3.62%, 01/06/06	64,626	64,621
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (2)	478,232	478,271
Nordea Bank AB
3.71%, 08/11/06 (2)	226,191	226,191
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (2)	413,606	413,613
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (2)	351,565	351,565

Principal Life Income Funding Trusts
3.74%, 05/10/06	96,939	96,942
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	431,378	431,292
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (2)	109,864	109,861
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (2)	576,463	576,463
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (2)	129,252	129,252
Strips III LLC
3.88%, 07/24/06 (2) (8)	37,159	37,159
SunTrust Bank
3.63%, 04/28/06	193,878	193,878
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (2)	288,232	288,202
Toyota Motor Credit Corp.
3.87%, 04/10/06	58,163	58,163
Unicredito Italiano SpA
3.80%, 06/14/06	168,027	167,986
Union Hamilton Special Funding LLC
4.00%, 03/28/06	129,252	129,252
US Bank N.A.
3.77%, 09/29/06	58,163	58,148
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (2)	298,507	298,507
Wells Fargo & Co.
3.76%, 09/15/06 (2)	64,626	64,632
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (2)	290,817	290,800
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (2)	330,885	330,874
Winston Funding Ltd.
3.71%, 10/23/05 (2)	92,286	92,286
World Savings Bank
3.69%, 03/09/06	193,878	193,873

		11,943,083

TOTAL SHORT-TERM INVESTMENTS (Cost: $37,136,475)		37,136,475

TOTAL INVESTMENTS IN SECURITIES — 117.52% (Cost: $236,410,061) (10)		237,182,645

Other Assets, Less Liabilities — (17.52)%		(35,358,778)

NET ASSETS — 100.00%		$201,823,867

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	To-be-announced (TBA). See Note 1.

(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(9)	Investment is denominated in U.S. Dollars.
(10)	The cost of investments for federal income tax purposes was $236,457,392. Net unrealized appreciation aggregated $725,253, of which $2,975,278 represented gross unrealized appreciation on securities and $2,250,025 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

GOVERNMENT MONEY MARKET FUND

Schedule of Investments

September 30, 2005 (Unaudited)

The Government Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Government Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2005, the value of the Fund’s investment in the Master Portfolio was $971,691,055, which represents 100.00% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS(1)—99.97%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $222,071,780 and an effective yield of 3.88%.	$222,000,000	$222,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $225,072,750 and an effective yield of 3.88%.	225,000,000	225,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $97,031,363 and an effective yield of 3.88%.	97,000,000	97,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $193,457,853 and an effective yield of 3.90%.	193,395,000	193,395,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $137,044,030 and effective yields of 3.80% - 3.88%.	137,000,000	137,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $97,031,363 and an effective yield of 3.88%.	97,000,000	97,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $971,395,000)		971,395,000

TOTAL INVESTMENTS IN SECURITIES — 99.97% (Cost: $971,395,000) (2)		971,395,000

Other Assets, Less Liabilities — 0.03%		296,055

NET ASSETS — 100.00%		$971,691,055

(1)	See Note 1 for information regarding collateral.
(2)	The cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to the schedules of investments.

INSTITUTIONAL MONEY MARKET MASTER FUND

Schedule of Investments

September 30, 2005 (Unaudited)

The Institutional Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2005, the value of the Fund’s investment in the Master Portfolio was $7,247,761,375, which represents 90.85% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—4.20%
Credit Suisse First Boston
3.67%, 05/09/06	$50,000,000	$50,000,000
3.80%, 09/26/06	100,000,000	100,000,000
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	15,000,000	15,000,000
3.70%, 02/13/06	15,000,000	15,000,000
HBOS Treasury Services PLC
3.56%, 03/14/06	50,000,000	50,000,000
3.79%, 06/19/06	50,000,000	49,996,537
Leafs LLC
3.80%, 02/21/06 (1)	19,997,932	19,997,932
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $334,994,442)		334,994,469

Security	Face Amount	Value
COMMERCIAL PAPER—14.24%
Cancara Asset Securitisation Ltd.
3.65%, 10/07/05	45,000,000	44,972,625
CC USA Inc.
3.76%, 01/23/06	50,000,000	49,404,666
3.93%, 02/24/06	65,500,000	64,456,039
Charta LLC
3.75%, 10/27/05	66,236,000	66,056,611
Chesham Finance LLC
3.67%, 10/11/05	60,000,000	59,938,833
Cobbler Funding Ltd.
3.90%, 12/15/05	74,000,000	73,398,750
Dorada Finance Inc.
3.76%, 01/26/06	10,000,000	9,877,800
Eureka Securitization PLC
3.66%, 10/05/05	60,000,000	59,975,600
Falcon Asset Securitization Corp.
3.75%, 10/20/05	101,362,000	101,161,388
3.75%, 10/21/05	30,000,000	29,937,500
Grampian Funding LLC
3.38%, 11/08/05	56,000,000	55,800,205
3.49%, 12/09/05	50,000,000	49,665,541
3.74%, 01/13/06	90,000,000	89,027,600
K2 USA LLC
3.85%, 02/07/06	74,600,000	73,572,167
Park Avenue Receivables Corp.
3.68%, 10/13/05	30,000,000	29,963,200
Scaldis Capital LLC
3.50%, 12/12/05	25,000,000	24,825,000
Sydney Capital Corp.
3.90%, 12/16/05	150,000,000	148,765,000
UBS Finance Delaware LLC
3.75%, 10/05/05	100,000,000	99,958,333
WhistleJacket Capital LLC
3.51%, 12/15/05	5,000,000	4,963,438

TOTAL COMMERCIAL PAPER (Cost: $1,135,720,323)		1,135,720,296

Security	Face Amount	Value
MEDIUM-TERM NOTES—0.81%
Beta Finance Inc.
2.68%, 11/15/05 (1)	50,000,000	49,998,793
K2 USA LLC
3.57%, 03/16/06 (1)	15,000,000	15,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $64,998,793)		64,998,793

Security	Face Amount	Value
TIME DEPOSITS—3.60%
Branch Banking & Trust
3.91%, 10/03/05	60,000,000	60,000,000
Chase Bank USA N.A.
3.91%, 10/03/05	125,000,000	125,000,000
National City Bank of Indiana
3.88%, 10/03/05	102,355,000	102,355,000

TOTAL TIME DEPOSITS (Cost: $287,355,000)		287,355,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—47.03%
Allstate Life Global Funding II
3.82%, 10/27/06 (1)	50,000,000	50,000,000
American Express Bank
3.75%, 07/19/06	40,000,000	40,000,000
3.79%, 10/17/05	10,000,000	10,000,125
3.79%, 09/27/06	90,000,000	90,000,000
American Express Centurion Bank
3.79%, 09/27/06	60,000,000	60,000,000
3.80%, 06/29/06	35,000,000	35,000,000
American Express Credit Corp.
3.88%, 02/28/06	31,000,000	31,008,861
ASIF Global Financing
3.79%, 08/11/06 (1)	25,000,000	25,002,904
3.82%, 10/23/06 (1)	75,000,000	74,995,946
ASIF Global Financing XXII
3.99%, 05/30/06 (1)	61,500,000	61,565,508
Australia & New Zealand Banking Group Ltd.
3.81%, 10/23/06 (1)	35,000,000	35,000,000
Bank of America Securities
4.02%, 11/18/05	100,000,000	100,000,000
Bank of Nova Scotia
3.78%, 09/29/06	35,000,000	34,990,132
Banque Nationale de Paris
3.62%, 10/04/06	20,000,000	19,994,654
Bear Stearns Companies Inc. (The)
3.82%, 10/17/05	100,000,000	100,000,000
Beta Finance Inc.
3.78%, 05/25/06 (1)	15,000,000	14,998,997
3.79%, 04/25/06 (1)	30,000,000	29,997,000
CC USA Inc.
3.72%, 06/15/06 (1)	55,000,000	54,996,128
3.74%, 07/14/06 (1)	15,000,000	15,002,296
3.78%, 05/25/06 (1)	25,000,000	24,998,328
3.80%, 03/23/06 (1)	25,000,000	25,000,103
Commodore CDO Ltd. 2003-2A Class A1MM
3.91%, 06/13/06 (1)	25,000,000	25,000,000
Credit Suisse First Boston
3.77%, 07/19/06	75,000,000	75,000,000

DEPFA Bank PLC
3.88%, 09/15/06	100,000,000	100,000,000
Dexia Credit Local SA
3.78%, 08/30/06	35,000,000	34,993,614
Dorada Finance Inc.
3.78%, 06/26/06 (1)	15,000,000	14,998,975
Five Finance Inc.
3.72%, 09/15/06 (1)	30,000,000	29,994,263
3.78%, 05/25/06 (1)	22,000,000	21,998,529
3.79%, 06/26/06 (1)	14,000,000	13,998,970
HBOS Treasury Services PLC
4.01%, 10/24/06 (1)	50,000,000	50,000,000
HSBC Bank USA N.A.
4.07%, 05/04/06	15,000,000	15,007,118
K2 USA LLC
3.66%, 06/02/06 (1)	35,000,000	34,997,660
3.68%, 09/11/06 (1)	100,000,000	99,985,916
3.76%, 02/15/06 (1)	25,000,000	25,002,059
3.79%, 05/25/06 (1)	100,000,000	99,990,302
LEEK Finance Series 14A Class A1
3.81%, 09/21/36 (1)	22,148,300	22,148,300
Links Finance LLC
3.74%, 05/18/06 (1)	50,000,000	49,993,726
3.75%, 10/17/05 (1)	65,000,000	65,000,196
3.75%, 01/20/06 (1)	35,000,000	34,997,532
Lothian Mortgages PLC Series 4A Class A1
3.82%, 01/24/06 (1)	50,000,000	50,000,000
Marshall & Ilsley Bank
3.90%, 02/20/06	30,000,000	30,013,804
Metropolitan Life Insurance Funding
3.69%, 07/18/06 (1)(2)	25,000,000	25,000,000
Natexis Banques Populaires
3.80%, 10/16/06 (1)	50,000,000	50,000,000
National City Bank
3.62%, 01/06/06	20,000,000	19,998,418
Nationwide Building Society
4.03%, 10/27/06 (1)	100,000,000	100,000,000
Nordea Bank AB
3.71%, 10/10/06 (1)	75,000,000	75,000,000
Nordea Bank PLC
3.63%, 10/02/06	75,000,000	74,982,426
Northern Rock PLC
3.69%, 08/03/06 (1)	70,000,000	70,000,000
Permanent Financing PLC No. 7 Class 1A
3.69%, 03/10/06	150,000,000	150,000,000
Permanent Financing PLC No. 8 Class 1A
3.69%, 06/12/06 (1)	37,000,000	37,000,105
Royal Bank of Scotland
3.60%, 04/05/06	76,250,000	76,234,261
3.78%, 08/30/06	100,000,000	99,981,753
Sedna Finance Inc.
3.77%, 09/20/06 (1)	15,000,000	15,000,000
Sigma Finance Inc.
3.72%, 11/18/05 (1)	70,000,000	69,997,230
3.73%, 08/15/06 (1)	15,000,000	14,998,693
3.75%, 03/20/06 (1)	20,000,000	20,000,712
4.00%, 08/11/06 (1)	75,000,000	74,967,246
Skandinaviska Enskilda Bank NY
3.78%, 10/16/06 (1)	50,000,000	50,000,000
Societe Generale
3.68%, 06/13/06	30,000,000	29,995,798
Tango Finance Corp.
3.69%, 06/12/06 (1)	50,000,000	49,996,548
3.79%, 05/26/06 (1)	15,000,000	14,998,541
3.79%, 09/25/06 (1)	30,000,000	29,995,603

Travelers Insurance Co.
3.80%, 02/03/06 (1) (2)	50,000,000	50,000,000
3.89%, 08/18/06 (1) (2)	50,000,000	50,000,000
Union Hamilton Special Funding LLC
4.00%, 03/28/06	50,000,000	50,000,000
US Bank N.A.
3.77%, 09/29/06	15,000,000	14,996,106
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
3.82%, 10/25/05 (1)	74,193,825	74,193,825
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
3.82%, 10/25/05 (1)	79,772,877	79,772,877
Westpac Banking Corp.
3.84%, 10/11/06	70,000,000	70,000,000
WhistleJacket Capital LLC
3.67%, 12/08/05 (1)	30,000,000	29,999,162
3.72%, 02/15/06 (1)	20,000,000	19,998,107
3.78%, 06/22/06 (1)	15,000,000	14,998,915
3.79%, 07/28/06 (1)	15,000,000	14,996,923
White Pine Finance LLC
3.72%, 03/15/06 (1)	46,000,000	45,994,187
3.72%, 07/17/06 (1)	50,000,000	49,991,862
3.72%, 09/15/06 (1)	46,000,000	45,993,402
3.80%, 12/28/05 (1)	67,000,000	66,996,764
Winston Funding Ltd. Series 2003-1 Class A1MA
3.71%, 04/23/09 (1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $3,751,751,410)		3,751,751,410

Security	Face Amount	Value
REPURCHASE AGREEMENTS(3)—29.96%
Bank of America Securities non-Government Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $200,066,458 and an effective yield of 3.99%.	200,000,000	200,000,000
Bank of America Securities Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000
Bear Stearns Companies Inc. (The) Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $250,081,250 and an effective yield of 3.90%.	250,000,000	250,000,000
Citigroup Global Markets Holdings Inc. non-Government Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $400,136,251 and an effective yield of 4.09%.	400,000,000	400,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,013,000 and an effective yield of 3.90%.	40,000,000	40,000,000
Greenwich Capital Markets Inc. non-Government Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $100,033,229 and an effective yield of 3.99%.	100,000,000	100,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000
Lehman Brothers Holdings Inc. non-Government Tri-Party Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $375,124,865 and effective yields of 3.90% - 3.99%.	375,000,000	375,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000

Merrill Lynch & Co. Inc. non-Government Tri-Party Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $225,076,078 and effective yields of 4.06%.	225,000,000	225,000,000
Merrill Lynch & Co. Inc. non-Government Tri-Party Repurchase Agreements, dated 9/30/05, due 3/29/06, with a total maturity value of $150,050,969 and effective yields of 4.08%.	150,000,000	150,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000
Morgan Stanley non-Government Tri-Party Repurchase Agreement, dated 9/30/05, due 10/23/05, with a maturity value of $250,086,198 and an effective yield of 4.14%.	250,000,000	250,000,000
Morgan Stanley Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $200,065,000 and an effective yield of 3.90%.	200,000,000	200,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $2,390,000,000)		2,390,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.84% (Cost: $7,964,819,968) (4)		7,964,819,968

Other Assets, Less Liabilities — 0.16%		12,896,813

NET ASSETS — 100.00%		$7,977,716,781

(1)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	See Note 1 for information regarding collateral.
(4)	The cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to the schedules of investments.

LIFEPATH RETIREMENT PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

The LifePath Retirement Portfolio (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath Retirement Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2005, the value of the Fund’s investment in the Master Portfolio was $107,839,966, which represents 49.05% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security		Value
MASTER PORTFOLIOS—84.64%
Active Stock Master Portfolio (1)		$44,691,840
CoreAlpha Bond Master Portfolio (1)		141,401,394

TOTAL MASTER PORTFOLIOS		186,093,234

Security	Shares	Value
EXCHANGE-TRADED FUNDS—15.07%
iShares MSCI EAFE Index Fund (1) (2)	353,284	20,525,801
iShares S&P MidCap 400 Index Fund (1) (2)	119,477	8,580,838
iShares S&P SmallCap 600 Index Fund (1) (2)	69,720	4,027,027

TOTAL EXCHANGE-TRADED FUNDS (Cost: $27,821,680)		33,133,666

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—2.66%
CERTIFICATES OF DEPOSIT (3)—0.11%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$9,790	9,790
Bank of Nova Scotia
3.63%, 01/03/06	7,832	7,832
Credit Suisse First Boston
3.67%, 05/09/06	19,581	19,581
Danske Bank
3.70%, 10/17/05	19,581	19,581
Dexia Credit Local
3.78%, 08/30/06	9,790	9,789
Fortis Bank NY
3.83% - 3.84%, 01/25/06	29,371	29,372
HBOS Treasury Services PLC
3.39%, 12/14/05	11,749	11,749
HSBC Bank USA N.A.
3.72%, 08/03/06	9,790	9,793
Nordea Bank PLC
3.63%, 10/02/06	11,749	11,746
Royal Bank of Scotland
3.78%, 06/27/06	9,790	9,789
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	30,350	30,346
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	53,847	53,849
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	15,665	15,664
Wells Fargo Bank N.A.
3.73%, 10/06/05	10,769	10,769

		249,650

COMMERCIAL PAPER (3)—0.78%
Alpine Securitization Corp.
3.72%, 10/19/05	39,162	39,097
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	192,801	192,338
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	65,439	65,287
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	68,533	68,504
Barton Capital Corp.
3.74%, 10/14/05	29,371	29,338
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	39,162	39,162
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	23,355	23,272
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	68,741	68,658
Cantabric Finance LLC
3.73%, 10/31/05	7,528	7,506
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	11,140	11,123
Chesham Finance LLC
3.68%, 10/11/05	19,581	19,565
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	14,757	14,730
CRC Funding LLC
3.78%, 10/24/05	10,769	10,746
Dorada Finance Inc.
3.76%, 01/26/06	1,958	1,935
Fairway Finance LLC
3.75%, 10/20/05	7,832	7,832
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	17,563	17,552
Ford Credit Auto Receivables
3.77%, 10/17/05	17,035	17,010
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	93,845	93,629
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	96,695	96,588
General Electric Capital Corp.
3.72%, 10/14/05	97,904	97,793
Georgetown Funding Co. LLC
3.82%, 11/02/05	38,267	38,145
Giro Funding Corp.
3.66%, 10/06/05	9,790	9,787
Grampian Funding LLC
3.84%, 01/31/06	19,581	19,330
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	9,790	9,790
HSBC PLC
3.88%, 02/03/06	5,874	5,796
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	29,280	29,251
Landale Funding LLC
3.74%, 10/17/05	39,162	39,105

Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	20,558	20,558
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	20,615	20,595
Lockhart Funding LLC
3.71%, 10/13/05	8,156	8,148
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	37,204	37,147
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	34,944	34,904
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	54,826	54,694
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	37,335	37,247
Prudential Funding LLC
3.71%, 10/13/05	19,581	19,561
Ranger Funding Co. LLC
3.67%, 10/04/05	10,797	10,796
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	19,581	19,290
Sedna Finance Inc.
3.92%, 02/21/06	4,895	4,820
Societe Generale
3.77%, 10/07/05	25,387	25,376
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	80,150	80,064
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	48,574	48,512
Three Pillars Funding Corp.
3.65%, 10/03/05	11,749	11,749
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	28,486	28,412
Tulip Funding Corp.
3.79%, 12/01/05	8,811	8,757
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	146,857	146,821
Windmill Funding Corp.
3.78%, 10/25/05	12,728	12,698
Yorktown Capital LLC
3.75%, 10/20/05	16,644	16,614

		1,719,632

LOAN PARTICIPATIONS (3)—0.01%
Army & Air Force Exchange Service
3.67%, 10/03/05	9,790	9,790

		9,790

MEDIUM-TERM NOTES (3)—0.02%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	6,070	6,070
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	31,329	31,326

		37,396

MONEY MARKET FUNDS—0.38%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78% (1) (5)	830,089	830,089

		830,089

REPURCHASE AGREEMENTS (3)—0.49%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $616,996 and effective yields of 3.75% - 3.88%. (6)	$616,798	616,798
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $465,197 and an effective yield of 3.90%. (6)	465,046	465,046

		1,081,844

TIME DEPOSITS (3)—0.05%
Chase Bank USA N.A.
3.88%, 10/03/05	21,329	21,329
Lloyds TSB Bank PLC
3.90%, 10/03/05	19,581	19,581
Rabobank Nederland NV
3.89%, 10/03/05	68,533	68,533

		109,443

VARIABLE & FLOATING RATE NOTES (3)—0.82%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	36,420	36,418
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	67,554	67,554
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	32,308	32,308
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	44,057	44,059
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	59,722	59,765
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	12,728	12,728
Bank of America N.A.
3.81%, 08/10/06	97,904	97,904
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	67,358	67,356
BMW US Capital LLC
3.74%, 09/15/06 (4)	19,581	19,581
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	37,204	37,202
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	52,673	52,671
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	4,895	4,895
Credit Suisse First Boston
3.77%, 07/19/06	48,952	48,952
DEPFA Bank PLC
3.88%, 09/15/06	19,581	19,581
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	31,134	31,135
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	19,581	19,581
Fairway Finance LLC
3.78%, 01/20/06	9,790	9,790
Fifth Third Bancorp
3.79%, 09/22/06 (4)	39,162	39,162
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	13,707	13,707

General Electric Capital Corp.
3.80%, 10/06/06	8,811	8,819
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	4,895	4,895
Hartford Life Global Funding Trust
3.76%, 08/15/06	19,581	19,581
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	58,743	58,743
HSBC Bank USA N.A.
3.95%, 05/04/06	6,853	6,857
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	56,785	56,785
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	76,365	76,373
Lothian Mortgages PLC
3.82%, 01/24/06	19,581	19,581
Marshall & Ilsley Bank
3.90%, 02/20/06	19,581	19,590
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	39,162	39,177
Natexis Banques Populaires
3.80%, 10/16/06 (4)	14,686	14,686
National City Bank (Ohio)
3.62%, 01/06/06	9,790	9,790
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	72,449	72,456
Nordea Bank AB
3.71%, 08/11/06 (4)	34,267	34,267
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	62,659	62,660
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	53,260	53,261
Principal Life Income Funding Trusts
3.74%, 05/10/06	14,686	14,686
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	65,351	65,338
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	16,644	16,643
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	87,331	87,332
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	19,581	19,581
Strips III LLC
3.88%, 07/24/06 (4) (7)	5,629	5,629
SunTrust Bank
3.63%, 04/28/06	29,371	29,371
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	43,665	43,661
Toyota Motor Credit Corp.
3.87%, 04/10/06	8,811	8,811
Unicredito Italiano SpA
3.80%, 06/14/06	25,455	25,449
Union Hamilton Special Funding LLC
4.00%, 03/28/06	19,581	19,581
US Bank N.A.
3.77%, 09/29/06	8,811	8,809
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	45,222	45,222

Wells Fargo & Co.
3.76%, 09/15/06 (4)	9,790	9,791
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	44,057	44,054
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	50,127	50,125
Winston Funding Ltd.
3.71%, 10/23/05 (4)	13,981	13,981
World Savings Bank
3.69%, 03/09/06	29,371	29,371

		1,809,305

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,847,149)		5,847,149

TOTAL INVESTMENTS — 102.37% (8)		225,074,049

Other Assets, Less Liabilities — (2.37)%		(5,212,656)

NET ASSETS — 100.00%		$219,861,393

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(8)	The cost of investments for federal income tax purposes was $33,668,829. Net unrealized appreciation aggregated $5,311,986, of which $5,311,986 represented gross unrealized appreciation on securities. Tax cost information does not include investments in the underlying Master Portfolios.

See accompanying notes to the schedules of investments.

LIFEPATH 2010 PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

The LifePath 2010 Portfolio (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2010 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2005, the value of the Fund’s investment in the Master Portfolio was $367,980,240, which represents 58.61% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security		Value
MASTER PORTFOLIOS—81.08%
Active Stock Master Portfolio (1)		$174,190,316
CoreAlpha Bond Master Portfolio (1)		334,911,910

TOTAL MASTER PORTFOLIOS		509,102,226

Security	Shares	Value
EXCHANGE-TRADED FUNDS—18.72%
iShares MSCI EAFE Index Fund (1) (2)	1,290,571	74,982,175
iShares S&P MidCap 400 Index Fund (1) (2)	400,533	28,766,280
iShares S&P SmallCap 600 Index Fund (1) (2)	238,569	13,779,746

TOTAL EXCHANGE-TRADED FUNDS (Cost: $98,646,954)		117,528,201

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—2.79%
CERTIFICATES OF DEPOSIT (3)—0.12%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$28,364	28,364
Bank of Nova Scotia
3.63%, 01/03/06	22,691	22,689
Credit Suisse First Boston
3.67%, 05/09/06	56,728	56,728
Danske Bank
3.70%, 10/17/05	56,728	56,727
Dexia Credit Local
3.78%, 08/30/06	28,364	28,359
Fortis Bank NY
3.83% - 3.84%, 01/25/06	85,092	85,092
HBOS Treasury Services PLC
3.39%, 12/14/05	34,037	34,037
HSBC Bank USA N.A.
3.72%, 08/03/06	28,364	28,372
Nordea Bank PLC
3.63%, 10/02/06	34,037	34,029
Royal Bank of Scotland
3.78%, 06/27/06	28,364	28,361
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	87,928	87,915
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	156,002	156,006
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	45,382	45,382
Wells Fargo Bank N.A.
3.73%, 10/06/05	31,200	31,200

		723,261

COMMERCIAL PAPER (3)—0.79%
Alpine Securitization Corp.
3.72%, 10/19/05	113,456	113,268
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	558,565	557,223
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	189,585	189,144
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	198,548	198,462
Barton Capital Corp.
3.74%, 10/14/05	85,092	84,995
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	113,456	113,456
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	67,663	67,422
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	199,150	198,909
Cantabric Finance LLC
3.73%, 10/31/05	21,810	21,747
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	32,273	32,227
Chesham Finance LLC
3.68%, 10/11/05	56,728	56,682
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	42,753	42,676
CRC Funding LLC
3.78%, 10/24/05	31,200	31,132
Dorada Finance Inc.
3.76%, 01/26/06	5,673	5,605
Fairway Finance LLC
3.75%, 10/20/05	22,691	22,691
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	50,882	50,849
Ford Credit Auto Receivables
3.77%, 10/17/05	49,353	49,281
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	271,879	271,250
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	280,137	279,824
General Electric Capital Corp.
3.72%, 10/14/05	283,640	283,317
Georgetown Funding Co. LLC
3.82%, 11/02/05	110,863	110,510
Giro Funding Corp.
3.66%, 10/06/05	28,364	28,355
Grampian Funding LLC
3.84%, 01/31/06	56,728	56,002
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	28,364	28,364
HSBC PLC
3.88%, 02/03/06	17,018	16,793
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	84,826	84,745
Landale Funding LLC
3.74%, 10/17/05	113,456	113,291

Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	59,559	59,559
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	59,725	59,666
Lockhart Funding LLC
3.71%, 10/13/05	23,629	23,605
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	107,783	107,620
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	101,237	101,122
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	158,838	158,456
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	108,164	107,906
Prudential Funding LLC
3.71%, 10/13/05	56,728	56,670
Ranger Funding Co. LLC
3.67%, 10/04/05	31,282	31,278
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	56,728	55,884
Sedna Finance Inc.
3.92%, 02/21/06	14,182	13,964
Societe Generale
3.77%, 10/07/05	73,548	73,517
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	232,204	231,952
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	140,724	140,544
Three Pillars Funding Corp.
3.65%, 10/03/05	34,037	34,037
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	82,527	82,310
Tulip Funding Corp.
3.79%, 12/01/05	25,528	25,369
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	425,460	425,356
Windmill Funding Corp.
3.78%, 10/25/05	36,873	36,788
Yorktown Capital LLC
3.75%, 10/20/05	48,219	48,133

		4,981,956

LOAN PARTICIPATIONS (3)—0.00%
Army & Air Force Exchange Service
3.67%, 10/03/05	28,364	28,364

		28,364

MEDIUM-TERM NOTES (3)—0.02%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	17,586	17,584
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	90,765	90,755

		108,339

MONEY MARKET FUNDS—0.47%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78% (1) (5)	2,965,546	2,965,546

		2,965,546

REPURCHASE AGREEMENTS (3)—0.50%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $1,787,507 and effective yields of 3.75% - 3.88%. (6)	$1,786,931	1,786,931
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $1,347,728 and an effective yield of 3.90% (6)	1,347,289	1,347,289

		3,134,220

TIME DEPOSITS (3)—0.05%
Chase Bank USA N.A.
3.88%, 10/03/05	61,793	61,793
Lloyds TSB Bank PLC
3.90%, 10/03/05	56,728	56,728
Rabobank Nederland NV
3.89%, 10/03/05	198,548	198,548

		317,069

VARIABLE & FLOATING RATE NOTES (3)—0.84%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	105,514	105,513
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	195,711	195,712
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	93,601	93,601
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	127,638	127,644
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	173,020	173,146
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	36,873	36,873
Bank of America N.A.
3.81%, 08/10/06	283,640	283,640
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	195,144	195,139
BMW US Capital LLC
3.74%, 09/15/06 (4)	56,728	56,728
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	107,783	107,779
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	152,598	152,592
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	14,182	14,182
Credit Suisse First Boston
3.77%, 07/19/06	141,820	141,820
DEPFA Bank PLC
3.88%, 09/15/06	56,728	56,728
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	90,197	90,201
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	56,728	56,728
Fairway Finance LLC
3.78%, 01/20/06	28,364	28,364
Fifth Third Bancorp
3.79%, 09/22/06 (4)	113,456	113,456
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	39,710	39,710

General Electric Capital Corp.
3.80%, 10/06/06	25,528	25,551
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	14,182	14,182
Hartford Life Global Funding Trust
3.76%, 08/15/06	56,728	56,728
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	170,184	170,184
HSBC Bank USA N.A.
3.95%, 05/04/06	19,855	19,864
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	164,511	164,513
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	221,239	221,258
Lothian Mortgages PLC
3.82%, 01/24/06	56,728	56,728
Marshall & Ilsley Bank
3.90%, 02/20/06	56,728	56,754
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	113,456	113,502
Natexis Banques Populaires
3.80%, 10/16/06 (4)	42,546	42,546
National City Bank (Ohio)
3.62%, 01/06/06	28,364	28,362
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	209,893	209,911
Nordea Bank AB
3.71%, 08/11/06 (4)	99,274	99,274
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	181,529	181,532
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	154,300	154,300
Principal Life Income Funding Trusts
3.74%, 05/10/06	42,546	42,547
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	189,330	189,292
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	48,219	48,217
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	253,007	253,008
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	56,728	56,728
Strips III LLC
3.88%, 07/24/06 (4) (7)	16,309	16,309
SunTrust Bank
3.63%, 04/28/06	85,092	85,092
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	126,503	126,490
Toyota Motor Credit Corp.
3.87%, 04/10/06	25,528	25,527
Unicredito Italiano SpA
3.80%, 06/14/06	73,746	73,728
Union Hamilton Special Funding LLC
4.00%, 03/28/06	56,728	56,728
US Bank N.A.
3.77%, 09/29/06	25,528	25,521
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	131,013	131,013

Wells Fargo & Co.
3.76%, 09/15/06 (4)	28,364	28,367
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	127,638	127,631
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	145,224	145,220
Winston Funding Ltd.
3.71%, 10/23/05 (4)	40,504	40,504
World Savings Bank
3.69%, 03/09/06	85,092	85,090

		5,241,757

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,500,512)		17,500,512

TOTAL INVESTMENTS — 102.59% (8)		644,130,939

Other Assets, Less Liabilities — (2.59)%		(16,267,527)

NET ASSETS — 100.00%		$627,863,412

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(8)	The cost of investments for federal income tax purposes was $116,147,466. Net unrealized appreciation aggregated $18,881,247, of which $18,881,247 represented gross unrealized appreciation on securities. Tax cost information does not include investments in the underlying Master Portfolios.

See accompanying notes to the schedules of investments.

LIFEPATH 2020 PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

The LifePath 2020 Portfolio (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2020 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2005, the value of the Fund’s investment in the Master Portfolio was $599,612,858, which represents 60.90% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security		Value
MASTER PORTFOLIOS—75.08%
Active Stock Master Portfolio (1)		$392,142,335
CoreAlpha Bond Master Portfolio (1)		347,108,036

TOTAL MASTER PORTFOLIOS		739,250,371

Security	Shares	Value
EXCHANGE-TRADED FUNDS—24.76%
iShares MSCI EAFE Index Fund (1) (2)	2,774,585	161,203,389
iShares S&P MidCap 400 Index Fund (1) (2)	775,190	55,674,146
iShares S&P SmallCap 600 Index Fund (1) (2)	465,448	26,884,276

TOTAL EXCHANGE-TRADED FUNDS (Cost: $205,660,808)		243,761,811

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—3.40%
CERTIFICATES OF DEPOSIT (3)—0.15%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$57,608	57,614
Bank of Nova Scotia
3.63%, 01/03/06	46,087	46,083
Credit Suisse First Boston
3.67%, 05/09/06	115,216	115,216
Danske Bank
3.70%, 10/17/05	115,216	115,215
Dexia Credit Local
3.78%, 08/30/06	57,608	57,598
Fortis Bank NY
3.83% - 3.84%, 01/25/06	172,825	172,825
HBOS Treasury Services PLC
3.39%, 12/14/05	69,130	69,130
HSBC Bank USA N.A.
3.72%, 08/03/06	57,608	57,625
Nordea Bank PLC
3.63%, 10/02/06	69,130	69,114
Royal Bank of Scotland
3.78%, 06/27/06	57,608	57,602
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	178,585	178,558
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	316,845	316,853
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	92,173	92,173
Wells Fargo Bank N.A.
3.73%, 10/06/05	63,369	63,369

		1,468,975

COMMERCIAL PAPER (3)—1.03%
Alpine Securitization Corp.
3.72%, 10/19/05	230,433	230,052
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	1,134,463	1,131,741
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	385,053	384,157
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	403,257	403,082
Barton Capital Corp.
3.74%, 10/14/05	172,825	172,627
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	230,433	230,433
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	137,425	136,938
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	404,480	403,990
Cantabric Finance LLC
3.73%, 10/31/05	44,297	44,169
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	65,547	65,453
Chesham Finance LLC
3.68%, 10/11/05	115,216	115,122
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	86,833	86,676
CRC Funding LLC
3.78%, 10/24/05	63,369	63,229
Dorada Finance Inc.
3.76%, 01/26/06	11,522	11,383
Fairway Finance LLC
3.75%, 10/20/05	46,087	46,086
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	103,342	103,276
Ford Credit Auto Receivables
3.77%, 10/17/05	100,238	100,091
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	552,195	550,918
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	568,967	568,332
General Electric Capital Corp.
3.72%, 10/14/05	576,082	575,427
Georgetown Funding Co. LLC
3.82%, 11/02/05	225,166	224,449
Giro Funding Corp.
3.66%, 10/06/05	57,608	57,591
Grampian Funding LLC
3.84%, 01/31/06	115,216	113,742
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	57,608	57,608
HSBC PLC
3.88%, 02/03/06	34,565	34,107
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	172,284	172,120
Landale Funding LLC
3.74%, 10/17/05	230,433	230,098

Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	120,965	120,965
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	121,303	121,186
Lockhart Funding LLC
3.71%, 10/13/05	47,992	47,943
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	218,911	218,579
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	205,615	205,382
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	322,606	321,829
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	219,684	219,162
Prudential Funding LLC
3.71%, 10/13/05	115,216	115,098
Ranger Funding Co. LLC
3.67%, 10/04/05	63,534	63,527
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	115,216	113,502
Sedna Finance Inc.
3.92%, 02/21/06	28,804	28,362
Societe Generale
3.77%, 10/07/05	149,378	149,315
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	471,614	471,103
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	285,815	285,450
Three Pillars Funding Corp.
3.65%, 10/03/05	69,130	69,130
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	167,615	167,174
Tulip Funding Corp.
3.79%, 12/01/05	51,847	51,525
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	864,123	863,912
Windmill Funding Corp.
3.78%, 10/25/05	74,891	74,718
Yorktown Capital LLC
3.75%, 10/20/05	97,934	97,760

		10,118,519

LOAN PARTICIPATIONS (3)—0.01%
Army & Air Force Exchange Service
3.67%, 10/03/05	57,608	57,608

		57,608

MEDIUM-TERM NOTES (3)—0.02%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	35,717	35,714
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	184,346	184,327

		220,041

MONEY MARKET FUNDS—0.40%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.78% (1) (5)	3,973,078	3,973,078

		3,973,078

REPURCHASE AGREEMENTS (3)—0.65%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/03/05, with a total maturity value of $3,630,483 and effective yields of 3.75% - 3.88%. (6)	$3,629,316	3,629,316
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/03/05, with a maturity value of $2,737,278 and an effective yield of 3.90%. (6)	2,736,389	2,736,389

		6,365,705

TIME DEPOSITS (3)—0.06%
Chase Bank USA N.A.
3.88%, 10/03/05	125,504	125,504
Lloyds TSB Bank PLC
3.90%, 10/03/05	115,216	115,216
Rabobank Nederland NV
3.89%, 10/03/05	403,257	403,257

		643,977

VARIABLE & FLOATING RATE NOTES (3)—1.08%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	214,302	214,304
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	397,497	397,496
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	190,107	190,107
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	259,237	259,249
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	351,410	351,665
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	74,891	74,891
Bank of America N.A.
3.81%, 08/10/06	576,082	576,082
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	396,344	396,333
BMW US Capital LLC
3.74%, 09/15/06 (4)	115,216	115,216
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	218,911	218,902
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	309,932	309,920
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	28,804	28,804
Credit Suisse First Boston
3.77%, 07/19/06	288,041	288,041
DEPFA Bank PLC
3.88%, 09/15/06	115,216	115,216
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	183,194	183,202
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	115,216	115,216
Fairway Finance LLC
3.78%, 01/20/06	57,608	57,607
Fifth Third Bancorp
3.79%, 09/22/06 (4)	230,433	230,433
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	80,651	80,653

General Electric Capital Corp.
3.80%, 10/06/06	51,847	51,895
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	28,804	28,804
Hartford Life Global Funding Trust
3.76%, 08/15/06	115,216	115,216
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	345,649	345,648
HSBC Bank USA N.A.
3.95%, 05/04/06	40,326	40,345
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	334,128	334,131
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	449,344	449,383
Lothian Mortgages PLC
3.82%, 01/24/06	115,216	115,216
Marshall & Ilsley Bank
3.90%, 02/20/06	115,216	115,270
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	230,433	230,526
Natexis Banques Populaires
3.80%, 10/16/06 (4)	86,412	86,412
National City Bank (Ohio)
3.62%, 01/06/06	57,608	57,604
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	426,301	426,335
Nordea Bank AB
3.71%, 08/11/06 (4)	201,629	201,629
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	368,692	368,699
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	313,389	313,388
Principal Life Income Funding Trusts
3.74%, 05/10/06	86,412	86,415
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	384,535	384,458
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	97,934	97,930
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	513,865	513,865
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	115,216	115,216
Strips III LLC
3.88%, 07/24/06 (4) (7)	33,124	33,124
SunTrust Bank
3.63%, 04/28/06	172,825	172,825
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	256,933	256,906
Toyota Motor Credit Corp.
3.87%, 04/10/06	51,847	51,847
Unicredito Italiano SpA
3.80%, 06/14/06	149,781	149,744
Union Hamilton Special Funding LLC
4.00%, 03/28/06	115,216	115,216
US Bank N.A.
3.77%, 09/29/06	51,847	51,834
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	266,092	266,092

Wells Fargo & Co.
3.76%, 09/15/06 (4)	57,608	57,613
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	259,237	259,223
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	294,954	294,945
Winston Funding Ltd.
3.71%, 10/23/05 (4)	82,265	82,264
World Savings Bank
3.69%, 03/09/06	172,825	172,821

		10,646,176

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,494,079)		33,494,079

TOTAL INVESTMENTS — 103.24% (8)		1,016,506,261

Other Assets, Less Liabilities — (3.24)%		(31,908,910)

NET ASSETS — 100.00%		$984,597,351

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(8)	The cost of investments for federal income tax purposes was $239,162,236. Net unrealized appreciation aggregated $38,093,654, of which $38,093,654 represented gross unrealized appreciation on securities. Tax cost information does not include investments in the underlying Master Portfolios.

See accompanying notes to the schedules of investments.

LIFEPATH 2030 PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

The LifePath 2030 Portfolio (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2030 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets.  As of September 30, 2005, the value of the Fund’s investment in the Master Portfolio was $360,437,091, which represents 59.22% of the Master Portfolio’s outstanding interests.  The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security		Value
MASTER PORTFOLIOS—70.85%
Active Stock Master Portfolio (1)		$298,536,422
CoreAlpha Bond Master Portfolio (1)		132,641,917

TOTAL MASTER PORTFOLIOS		431,178,339

Security	Shares	Value
EXCHANGE-TRADED FUNDS—29.09%
iShares MSCI EAFE Index Fund (1) (2)	2,052,254	119,235,957
iShares S&P MidCap 400 Index Fund (1) (2)	542,759	38,980,951
iShares S&P SmallCap 600 Index Fund (1) (2)	325,769	18,816,418

TOTAL EXCHANGE-TRADED FUNDS (Cost: $150,526,264)		177,033,326

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—3.34%
CERTIFICATES OF DEPOSIT (3)—0.15%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$36,355	36,362
Bank of Nova Scotia
3.63%, 01/03/06	29,084	29,081
Credit Suisse First Boston
3.67%, 05/09/06	72,709	72,709
Danske Bank
3.70%, 10/17/05	72,709	72,708
Dexia Credit Local
3.78%, 08/30/06	36,355	36,348
Fortis Bank NY
3.83% - 3.84%, 01/25/06	109,064	109,064
HBOS Treasury Services PLC
3.39%, 12/14/05	43,626	43,626
HSBC Bank USA N.A.
3.72%, 08/03/06	36,355	36,365
Nordea Bank PLC
3.63%, 10/02/06	43,626	43,615
Royal Bank of Scotland
3.78%, 06/27/06	36,355	36,351
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	112,699	112,682
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	199,950	199,956
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	58,167	58,167
Wells Fargo Bank N.A.
3.73%, 10/06/05	39,990	39,990

		927,024

COMMERCIAL PAPER (3)—1.05%
Alpine Securitization Corp.
3.72%, 10/19/05	145,418	145,178
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	715,922	714,203
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	242,994	242,429
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	254,482	254,372
Barton Capital Corp.
3.74%, 10/14/05	109,064	108,939
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	145,418	145,418
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	86,725	86,417
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	255,254	254,945
Cantabric Finance LLC
3.73%, 10/31/05	27,955	27,873
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	41,364	41,306
Chesham Finance LLC
3.68%, 10/11/05	72,709	72,650
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	54,797	54,699
CRC Funding LLC
3.78%, 10/24/05	39,990	39,902
Dorada Finance Inc.
3.76%, 01/26/06	7,271	7,184
Fairway Finance LLC
3.75%, 10/20/05	29,084	29,084
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	65,216	65,174
Ford Credit Auto Receivables
3.77%, 10/17/05	63,257	63,164
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	348,472	347,666
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	359,056	358,655
General Electric Capital Corp.
3.72%, 10/14/05	363,546	363,133
Georgetown Funding Co. LLC
3.82%, 11/02/05	142,095	141,643
Giro Funding Corp.
3.66%, 10/06/05	36,355	36,344
Grampian Funding LLC
3.84%, 01/31/06	72,709	71,779
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	36,355	36,355
HSBC PLC
3.88%, 02/03/06	21,813	21,524
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	108,723	108,619
Landale Funding LLC
3.74%, 10/17/05	145,418	145,207

Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	76,337	76,337
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	76,550	76,475
Lockhart Funding LLC
3.71%, 10/13/05	30,286	30,255
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	138,148	137,938
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	129,757	129,610
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	203,586	203,096
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	138,635	138,306
Prudential Funding LLC
3.71%, 10/13/05	72,709	72,634
Ranger Funding Co. LLC
3.67%, 10/04/05	40,094	40,090
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	72,709	71,627
Sedna Finance Inc.
3.92%, 02/21/06	18,177	17,898
Societe Generale
3.77%, 10/07/05	94,268	94,228
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	297,620	297,297
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	180,368	180,138
Three Pillars Funding Corp.
3.65%, 10/03/05	43,626	43,626
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	105,776	105,498
Tulip Funding Corp.
3.79%, 12/01/05	32,719	32,516
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	545,319	545,186
Windmill Funding Corp.
3.78%, 10/25/05	47,261	47,152
Yorktown Capital LLC
3.75%, 10/20/05	61,803	61,693

		6,385,462

LOAN PARTICIPATIONS (3)—0.01%
Army & Air Force Exchange Service
3.67%, 10/03/05	36,355	36,355

		36,355

MEDIUM-TERM NOTES (3)—0.02%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	22,540	22,538
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	116,335	116,323

		138,861

MONEY MARKET FUNDS—0.28%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78% (1) (5)	1,703,639	1,703,639

		1,703,639

REPURCHASE AGREEMENTS (3)—0.66%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $2,291,078 and effective yields of 3.75% - 3.88%. (6)	$2,290,341	2,290,341
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $1,727,405 and an effective yield of 3.90%. (6)	1,726,844	1,726,844

		4,017,185

TIME DEPOSITS (3)—0.07%
Chase Bank USA N.A.
3.88%, 10/03/05	79,201	79,201
Lloyds TSB Bank PLC
3.90%, 10/03/05	72,709	72,709
Rabobank Nederland NV
3.89%, 10/03/05	254,482	254,482

		406,392

VARIABLE & FLOATING RATE NOTES (3)—1.10%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	135,239	135,240
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	250,847	250,846
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	119,970	119,971
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	163,596	163,603
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	221,763	221,924
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	47,261	47,261
Bank of America N.A.
3.81%, 08/10/06	363,546	363,546
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	250,120	250,113
BMW US Capital LLC
3.74%, 09/15/06 (4)	72,709	72,709
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	138,148	138,142
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	195,588	195,579
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	18,177	18,177
Credit Suisse First Boston
3.77%, 07/19/06	181,773	181,773
DEPFA Bank PLC
3.88%, 09/15/06	72,709	72,709
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	115,608	115,613
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	72,709	72,709
Fairway Finance LLC
3.78%, 01/20/06	36,355	36,354
Fifth Third Bancorp
3.79%, 09/22/06 (4)	145,418	145,418
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	50,896	50,898

General Electric Capital Corp.
3.80%, 10/06/06	32,719	32,749
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	18,177	18,177
Hartford Life Global Funding Trust
3.76%, 08/15/06	72,709	72,709
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	218,128	218,127
HSBC Bank USA N.A.
3.95%, 05/04/06	25,448	25,460
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	210,857	210,858
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	283,566	283,591
Lothian Mortgages PLC
3.82%, 01/24/06	72,709	72,709
Marshall & Ilsley Bank
3.90%, 02/20/06	72,709	72,743
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	145,418	145,477
Natexis Banques Populaires
3.80%, 10/16/06 (4)	54,532	54,532
National City Bank (Ohio)
3.62%, 01/06/06	36,355	36,352
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	269,024	269,046
Nordea Bank AB
3.71%, 08/11/06 (4)	127,241	127,241
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	232,670	232,673
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	197,769	197,769
Principal Life Income Funding Trusts
3.74%, 05/10/06	54,532	54,534
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	242,667	242,619
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	61,803	61,801
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	324,283	324,282
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	72,709	72,709
Strips III LLC
3.88%, 07/24/06 (4) (7)	20,903	20,903
SunTrust Bank
3.63%, 04/28/06	109,064	109,064
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	162,142	162,125
Toyota Motor Credit Corp.
3.87%, 04/10/06	32,719	32,719
Unicredito Italiano SpA
3.80%, 06/14/06	94,522	94,499
Union Hamilton Special Funding LLC
4.00%, 03/28/06	72,709	72,709
US Bank N.A.
3.77%, 09/29/06	32,719	32,711
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	167,922	167,922

Wells Fargo & Co.
3.76%, 09/15/06 (4)	36,355	36,358
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	163,596	163,586
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	186,136	186,130
Winston Funding Ltd.
3.71%, 10/23/05 (4)	51,914	51,914
World Savings Bank
3.69%, 03/09/06	109,064	109,061

		6,718,444

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,333,362)		20,333,362

TOTAL INVESTMENTS — 103.28% (8)		628,545,027

Other Assets, Less Liabilities — (3.28)%		(19,938,746)

NET ASSETS — 100.00%		$608,606,281

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(8)	The cost of investments for federal income tax purposes was $170,863,983. Net unrealized appreciation aggregated $26,502,705, of which $26,502,705 represented gross unrealized appreciation on securities. Tax cost information does not include investments in the underlying Master Portfolios.

See accompanying notes to the schedules of investments.

LIFEPATH 2040 PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

The LifePath 2040 Portfolio (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2040 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets.  As of September 30, 2005, the value of the Fund’s investment in the Master Portfolio was $228,666,551, which represents 59.35% of the Master Portfolio’s outstanding interests.  The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security		Value
MASTER PORTFOLIOS—68.39%
Active Stock Master Portfolio (1)		$221,851,274
CoreAlpha Bond Master Portfolio (1)		41,665,118

TOTAL MASTER PORTFOLIOS		263,516,392

Security	Shares	Value
EXCHANGE-TRADED FUNDS—31.49%
iShares MSCI EAFE Index Fund (1) (2)	1,329,095	77,220,419
iShares S&P MidCap 400 Index Fund (1) (2)	408,496	29,338,183
iShares S&P SmallCap 600 Index Fund (1) (2)	255,357	14,749,420

TOTAL EXCHANGE-TRADED FUNDS (Cost: $105,084,170)		121,308,022

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—4.50%
CERTIFICATES OF DEPOSIT (3)—0.17%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$25,128	25,128
Bank of Nova Scotia
3.63%, 01/03/06	20,103	20,101
Credit Suisse First Boston
3.67%, 05/09/06	50,256	50,256
Danske Bank
3.70%, 10/17/05	50,256	50,256
Dexia Credit Local
3.78%, 08/30/06	25,128	25,124
Fortis Bank NY
3.83% - 3.84%, 01/25/06	75,385	75,385
HBOS Treasury Services PLC
3.39%, 12/14/05	30,154	30,154
HSBC Bank USA N.A.
3.72%, 08/03/06	25,128	25,136
Nordea Bank PLC
3.63%, 10/02/06	30,154	30,147
Royal Bank of Scotland
3.78%, 06/27/06	25,128	25,125
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	77,897	77,886
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	138,205	138,209
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	40,205	40,205
Wells Fargo Bank N.A.
3.73%, 10/06/05	27,641	27,641

		640,753

COMMERCIAL PAPER (3)—1.15%
Alpine Securitization Corp.
3.72%, 10/19/05	100,513	100,347
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	494,843	493,660
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	167,957	167,565
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	175,897	175,821
Barton Capital Corp.
3.74%, 10/14/05	75,385	75,298
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	100,513	100,513
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	59,944	59,732
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	176,431	176,217
Cantabric Finance LLC
3.73%, 10/31/05	19,322	19,266
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	28,591	28,550
Chesham Finance LLC
3.68%, 10/11/05	50,256	50,215
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	37,876	37,808
CRC Funding LLC
3.78%, 10/24/05	27,641	27,580
Dorada Finance Inc.
3.76%, 01/26/06	5,026	4,965
Fairway Finance LLC
3.75%, 10/20/05	20,103	20,103
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	45,077	45,047
Ford Credit Auto Receivables
3.77%, 10/17/05	43,723	43,659
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	240,863	240,306
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	248,179	247,901
General Electric Capital Corp.
3.72%, 10/14/05	251,282	250,996
Georgetown Funding Co. LLC
3.82%, 11/02/05	98,216	97,903
Giro Funding Corp.
3.66%, 10/06/05	25,128	25,121
Grampian Funding LLC
3.84%, 01/31/06	50,256	49,613
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	25,128	25,128
HSBC PLC
3.88%, 02/03/06	15,077	14,877
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	75,149	75,077
Landale Funding LLC
3.74%, 10/17/05	100,513	100,367

Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	52,764	52,764
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	52,911	52,860
Lockhart Funding LLC
3.71%, 10/13/05	20,934	20,912
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	95,487	95,343
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	89,688	89,586
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	140,718	140,379
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	95,824	95,598
Prudential Funding LLC
3.71%, 10/13/05	50,256	50,205
Ranger Funding Co. LLC
3.67%, 10/04/05	27,713	27,710
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	50,256	49,509
Sedna Finance Inc.
3.92%, 02/21/06	12,564	12,371
Societe Generale
3.77%, 10/07/05	65,157	65,130
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	205,714	205,491
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	124,670	124,510
Three Pillars Funding Corp.
3.65%, 10/03/05	30,154	30,154
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	73,112	72,920
Tulip Funding Corp.
3.79%, 12/01/05	22,615	22,475
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	376,923	376,831
Windmill Funding Corp.
3.78%, 10/25/05	32,667	32,591
Yorktown Capital LLC
3.75%, 10/20/05	42,718	42,642

		4,413,616

LOAN PARTICIPATIONS (3)—0.01%
Army & Air Force Exchange Service
3.67%, 10/03/05	25,128	25,128

		25,128

MEDIUM-TERM NOTES (3)—0.02%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	15,579	15,578
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	80,410	80,402

		95,980

MONEY MARKET FUNDS—1.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78% (1) (5)	4,472,510	4,472,510

		4,472,510

REPURCHASE AGREEMENTS (3)—0.72%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $1,583,585 and effective yields of 3.75% - 3.88%. (6)	$1,583,076	1,583,076
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $1,193,977 and an effective yield of 3.90%. (6)	1,193,589	1,193,589

		2,776,665

TIME DEPOSITS (3)—0.07%
Chase Bank USA N.A.
3.88%, 10/03/05	54,744	54,744
Lloyds TSB Bank PLC
3.90%, 10/03/05	50,256	50,256
Rabobank Nederland NV
3.89%, 10/03/05	175,897	175,897

		280,897

VARIABLE & FLOATING RATE NOTES (3)—1.20%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	93,477	93,477
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	173,385	173,384
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	82,923	82,923
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	113,077	113,082
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	153,282	153,394
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	32,667	32,667
Bank of America N.A.
3.81%, 08/10/06	251,282	251,282
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	172,882	172,878
BMW US Capital LLC
3.74%, 09/15/06 (4)	50,256	50,256
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	95,487	95,483
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	135,190	135,184
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	12,564	12,564
Credit Suisse First Boston
3.77%, 07/19/06	125,641	125,641
DEPFA Bank PLC
3.88%, 09/15/06	50,256	50,256
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	79,908	79,911
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	50,256	50,256
Fairway Finance LLC
3.78%, 01/20/06	25,128	25,128
Fifth Third Bancorp
3.79%, 09/22/06 (4)	100,513	100,513
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	35,179	35,181

General Electric Capital Corp.
3.80%, 10/06/06	22,615	22,636
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	12,564	12,564
Hartford Life Global Funding Trust
3.76%, 08/15/06	50,256	50,256
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	150,769	150,768
HSBC Bank USA N.A.
3.95%, 05/04/06	17,590	17,598
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	145,744	145,745
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	196,000	196,017
Lothian Mortgages PLC
3.82%, 01/24/06	50,256	50,256
Marshall & Ilsley Bank
3.90%, 02/20/06	50,256	50,280
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	100,513	100,554
Natexis Banques Populaires
3.80%, 10/16/06 (4)	37,692	37,692
National City Bank (Ohio)
3.62%, 01/06/06	25,128	25,126
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	185,949	185,963
Nordea Bank AB
3.71%, 08/11/06 (4)	87,949	87,949
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	160,820	160,823
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	136,697	136,697
Principal Life Income Funding Trusts
3.74%, 05/10/06	37,692	37,693
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	167,731	167,697
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	42,718	42,717
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	224,143	224,143
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	50,256	50,256
Strips III LLC
3.88%, 07/24/06 (4) (7)	14,448	14,448
SunTrust Bank
3.63%, 04/28/06	75,385	75,385
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	112,072	112,060
Toyota Motor Credit Corp.
3.87%, 04/10/06	22,615	22,615
Unicredito Italiano SpA
3.80%, 06/14/06	65,333	65,317
Union Hamilton Special Funding LLC
4.00%, 03/28/06	50,256	50,256
US Bank N.A.
3.77%, 09/29/06	22,615	22,610
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	116,067	116,067

Wells Fargo & Co.
3.76%, 09/15/06 (4)	25,128	25,130
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	113,077	113,070
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	128,656	128,653
Winston Funding Ltd.
3.71%, 10/23/05 (4)	35,883	35,883
World Savings Bank
3.69%, 03/09/06	75,385	75,383

		4,643,767

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,349,316)		17,349,316

TOTAL INVESTMENTS — 104.38% (8)		402,173,730

Other Assets, Less Liabilities — (4.38)%		(16,860,238)

NET ASSETS — 100.00%		$385,313,492

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(8)	The cost of investments for federal income tax purposes was $122,434,297. Net unrealized appreciation aggregated $16,223,041, of which $16,223,041 represented gross unrealized appreciation on securities. Tax cost information does not include investments in the underlying Master Portfolios.

See accompanying notes to the schedules of investments.

MONEY MARKET FUND

Schedule of Investments

September 30, 2005 (Unaudited)

The Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets.  As of September 30, 2005, the value of the Fund’s investment in the Master Portfolio was $175,608,334, which represents 2.20% of the Master Portfolio’s outstanding interests.  The Master Portfolio’s Schedule of Investments is set forth below.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—4.20%
Credit Suisse First Boston
3.67%, 05/09/06	$50,000,000	$50,000,000
3.80%, 09/26/06	100,000,000	100,000,000
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	15,000,000	15,000,000
3.70%, 02/13/06	15,000,000	15,000,000
HBOS Treasury Services PLC
3.56%, 03/14/06	50,000,000	50,000,000
3.79%, 06/19/06	50,000,000	49,996,537
Leafs LLC
3.80%, 02/21/06 (1)	19,997,932	19,997,932
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $334,994,442)		334,994,469

Security	Face Amount	Value
COMMERCIAL PAPER—14.24%
Cancara Asset Securitisation Ltd.
3.65%, 10/07/05	45,000,000	44,972,625
CC USA Inc.
3.76%, 01/23/06	50,000,000	49,404,666
3.93%, 02/24/06	65,500,000	64,456,039
Charta LLC
3.75%, 10/27/05	66,236,000	66,056,611
Chesham Finance LLC
3.67%, 10/11/05	60,000,000	59,938,833
Cobbler Funding Ltd.
3.90%, 12/15/05	74,000,000	73,398,750
Dorada Finance Inc.
3.76%, 01/26/06	10,000,000	9,877,800
Eureka Securitization PLC
3.66%, 10/05/05	60,000,000	59,975,600
Falcon Asset Securitization Corp.
3.75%, 10/20/05	101,362,000	101,161,388
3.75%, 10/21/05	30,000,000	29,937,500
Grampian Funding LLC
3.38%, 11/08/05	56,000,000	55,800,205
3.49%, 12/09/05	50,000,000	49,665,541
3.74%, 01/13/06	90,000,000	89,027,600
K2 USA LLC
3.85%, 02/07/06	74,600,000	73,572,167
Park Avenue Receivables Corp.
3.68%, 10/13/05	30,000,000	29,963,200
Scaldis Capital LLC
3.50%, 12/12/05	25,000,000	24,825,000
Sydney Capital Corp.
3.90%, 12/16/05	150,000,000	148,765,000
UBS Finance Delaware LLC
3.75%, 10/05/05	100,000,000	99,958,333
WhistleJacket Capital LLC
3.51%, 12/15/05	5,000,000	4,963,438

TOTAL COMMERCIAL PAPER (Cost: $1,135,720,323)		1,135,720,296

Security	Face Amount	Value
MEDIUM-TERM NOTES—0.81%
Beta Finance Inc.
2.68%, 11/15/05 (1)	50,000,000	49,998,793
K2 USA LLC
3.57%, 03/16/06 (1)	15,000,000	15,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $64,998,793)		64,998,793

Security	Face Amount	Value
TIME DEPOSITS—3.60%
Branch Banking & Trust
3.91%, 10/03/05	60,000,000	60,000,000
Chase Bank USA N.A.
3.91%, 10/03/05	125,000,000	125,000,000
National City Bank of Indiana
3.88%, 10/03/05	102,355,000	102,355,000

TOTAL TIME DEPOSITS (Cost: $287,355,000)		287,355,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—47.03%
Allstate Life Global Funding II
3.82%, 10/27/06 (1)	50,000,000	50,000,000
American Express Bank
3.75%, 07/19/06	40,000,000	40,000,000
3.79%, 10/17/05	10,000,000	10,000,125
3.79%, 09/27/06	90,000,000	90,000,000
American Express Centurion Bank
3.79%, 09/27/06	60,000,000	60,000,000
3.80%, 06/29/06	35,000,000	35,000,000
American Express Credit Corp.
3.88%, 02/28/06	31,000,000	31,008,861
ASIF Global Financing
3.79%, 08/11/06 (1)	25,000,000	25,002,904
3.82%, 10/23/06 (1)	75,000,000	74,995,946
ASIF Global Financing XXII
3.99%, 05/30/06 (1)	61,500,000	61,565,508
Australia & New Zealand Banking Group Ltd.
3.81%, 10/23/06 (1)	35,000,000	35,000,000
Bank of America Securities
4.02%, 11/18/05	100,000,000	100,000,000
Bank of Nova Scotia
3.78%, 09/29/06	35,000,000	34,990,132
Banque Nationale de Paris
3.62%, 10/04/06	20,000,000	19,994,654
Bear Stearns Companies Inc. (The)
3.82%, 10/17/05	100,000,000	100,000,000
Beta Finance Inc.
3.78%, 05/25/06 (1)	15,000,000	14,998,997
3.79%, 04/25/06 (1)	30,000,000	29,997,000
CC USA Inc.
3.72%, 06/15/06 (1)	55,000,000	54,996,128
3.74%, 07/14/06 (1)	15,000,000	15,002,296
3.78%, 05/25/06 (1)	25,000,000	24,998,328
3.80%, 03/23/06 (1)	25,000,000	25,000,103
Commodore CDO Ltd. 2003-2A Class A1MM
3.91%, 06/13/06 (1)	25,000,000	25,000,000
Credit Suisse First Boston
3.77%, 07/19/06	75,000,000	75,000,000

DEPFA Bank PLC
3.88%, 09/15/06	100,000,000	100,000,000
Dexia Credit Local SA
3.78%, 08/30/06	35,000,000	34,993,614
Dorada Finance Inc.
3.78%, 06/26/06 (1)	15,000,000	14,998,975
Five Finance Inc.
3.72%, 09/15/06 (1)	30,000,000	29,994,263
3.78%, 05/25/06 (1)	22,000,000	21,998,529
3.79%, 06/26/06 (1)	14,000,000	13,998,970
HBOS Treasury Services PLC
4.01%, 10/24/06 (1)	50,000,000	50,000,000
HSBC Bank USA N.A.
4.07%, 05/04/06	15,000,000	15,007,118
K2 USA LLC
3.66%, 06/02/06 (1)	35,000,000	34,997,660
3.68%, 09/11/06 (1)	100,000,000	99,985,916
3.76%, 02/15/06 (1)	25,000,000	25,002,059
3.79%, 05/25/06 (1)	100,000,000	99,990,302
LEEK Finance Series 14A Class A1
3.81%, 09/21/36 (1)	22,148,300	22,148,300
Links Finance LLC
3.74%, 05/18/06 (1)	50,000,000	49,993,726
3.75%, 10/17/05 (1)	65,000,000	65,000,196
3.75%, 01/20/06 (1)	35,000,000	34,997,532
Lothian Mortgages PLC Series 4A Class A1
3.82%, 01/24/06 (1)	50,000,000	50,000,000
Marshall & Ilsley Bank
3.90%, 02/20/06	30,000,000	30,013,804
Metropolitan Life Insurance Funding
3.69%, 07/18/06 (1)(2)	25,000,000	25,000,000
Natexis Banques Populaires
3.80%, 10/16/06 (1)	50,000,000	50,000,000
National City Bank
3.62%, 01/06/06	20,000,000	19,998,418
Nationwide Building Society
4.03%, 10/27/06 (1)	100,000,000	100,000,000
Nordea Bank AB
3.71%, 10/10/06 (1)	75,000,000	75,000,000
Nordea Bank PLC
3.63%, 10/02/06	75,000,000	74,982,426
Northern Rock PLC
3.69%, 08/03/06 (1)	70,000,000	70,000,000
Permanent Financing PLC No. 7 Class 1A
3.69%, 03/10/06	150,000,000	150,000,000
Permanent Financing PLC No. 8 Class 1A
3.69%, 06/12/06 (1)	37,000,000	37,000,105
Royal Bank of Scotland
3.60%, 04/05/06	76,250,000	76,234,261
3.78%, 08/30/06	100,000,000	99,981,753
Sedna Finance Inc.
3.77%, 09/20/06 (1)	15,000,000	15,000,000
Sigma Finance Inc.
3.72%, 11/18/05 (1)	70,000,000	69,997,230
3.73%, 08/15/06 (1)	15,000,000	14,998,693
3.75%, 03/20/06 (1)	20,000,000	20,000,712
4.00%, 08/11/06 (1)	75,000,000	74,967,246
Skandinaviska Enskilda Bank NY
3.78%, 10/16/06 (1)	50,000,000	50,000,000
Societe Generale
3.68%, 06/13/06	30,000,000	29,995,798
Tango Finance Corp.
3.69%, 06/12/06 (1)	50,000,000	49,996,548
3.79%, 05/26/06 (1)	15,000,000	14,998,541
3.79%, 09/25/06 (1)	30,000,000	29,995,603

Travelers Insurance Co.
3.80%, 02/03/06 (1) (2)	50,000,000	50,000,000
3.89%, 08/18/06 (1) (2)	50,000,000	50,000,000
Union Hamilton Special Funding LLC
4.00%, 03/28/06	50,000,000	50,000,000
US Bank N.A.
3.77%, 09/29/06	15,000,000	14,996,106
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
3.82%, 10/25/05 (1)	74,193,825	74,193,825
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
3.82%, 10/25/05 (1)	79,772,877	79,772,877
Westpac Banking Corp.
3.84%, 10/11/06	70,000,000	70,000,000
WhistleJacket Capital LLC
3.67%, 12/08/05 (1)	30,000,000	29,999,162
3.72%, 02/15/06 (1)	20,000,000	19,998,107
3.78%, 06/22/06 (1)	15,000,000	14,998,915
3.79%, 07/28/06 (1)	15,000,000	14,996,923
White Pine Finance LLC
3.72%, 03/15/06 (1)	46,000,000	45,994,187
3.72%, 07/17/06 (1)	50,000,000	49,991,862
3.72%, 09/15/06 (1)	46,000,000	45,993,402
3.80%, 12/28/05 (1)	67,000,000	66,996,764
Winston Funding Ltd. Series 2003-1 Class A1MA
3.71%, 04/23/09 (1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $3,751,751,410)		3,751,751,410

Security	Face Amount	Value
REPURCHASE AGREEMENTS(3)—29.96%
Bank of America Securities non-Government Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $200,066,458 and an effective yield of 3.99%.	200,000,000	200,000,000
Bank of America Securities Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000
Bear Stearns Companies Inc. (The) Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $250,081,250 and an effective yield of 3.90%.	250,000,000	250,000,000
Citigroup Global Markets Holdings Inc. non-Government Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $400,136,251 and an effective yield of 4.09%.	400,000,000	400,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,013,000 and an effective yield of 3.90%.	40,000,000	40,000,000
Greenwich Capital Markets Inc. non-Government Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $100,033,229 and an effective yield of 3.99%.	100,000,000	100,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000
Lehman Brothers Holdings Inc. non-Government Tri-Party Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $375,124,865 and effective yields of 3.90% - 3.99%.	375,000,000	375,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000

Merrill Lynch & Co. Inc. non-Government Tri-Party Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $225,076,078 and effective yields of 4.06%.	225,000,000	225,000,000
Merrill Lynch & Co. Inc. non-Government Tri-Party Repurchase Agreements, dated 9/30/05, due 3/29/06, with a total maturity value of $150,050,969 and effective yields of 4.08%.	150,000,000	150,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000
Morgan Stanley non-Government Tri-Party Repurchase Agreement, dated 9/30/05, due 10/23/05, with a maturity value of $250,086,198 and an effective yield of 4.14%.	250,000,000	250,000,000
Morgan Stanley Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $200,065,000 and an effective yield of 3.90%.	200,000,000	200,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $2,390,000,000)		2,390,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.84% (Cost: $7,964,819,968) (4)		7,964,819,968

Other Assets, Less Liabilities — 0.16%		12,896,813

NET ASSETS — 100.00%		$7,977,716,781

(1)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	See Note 1 for information regarding collateral.
(4)	The cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to the schedules of investments.

PRIME MONEY MARKET FUND

Schedule of Investments

September 30, 2005 (Unaudited)

The Prime Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Prime Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2005, the value of the Fund’s investment in the Master Portfolio was $13,714,843,297, which represents 88.43% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—4.35%
Calyon Financial
3.56%, 12/19/05	$65,000,000	$65,000,000
Credit Suisse First Boston
3.67%, 05/09/06	50,000,000	50,000,000
Fortis Bank NY
3.70%, 01/05/06	150,000,000	150,001,962
Greenwich Capital Holdings Inc.
3.66%, 03/09/06	50,000,000	50,000,000
3.69%, 02/10/06	35,000,000	35,000,000
3.70%, 02/13/06	35,000,000	35,000,000
HBOS Treasury Services PLC
3.79%, 06/19/06	125,000,000	124,991,342
Royal Bank of Scotland
3.78%, 06/27/06	50,000,000	49,994,498
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000
Washington Mutual Bank
3.78%, 10/28/05	50,000,000	50,000,000
White Pine Finance LLC
3.75%, 03/27/06 (1)	30,000,000	29,996,893

TOTAL CERTIFICATES OF DEPOSIT (Cost: $674,984,695)		674,984,695

Security	Face Amount	Value
COMMERCIAL PAPER—16.10%
Amstel Funding Corp.
3.91%, 02/15/06	50,000,000	49,256,014
Barton Capital Corp.
3.72%, 10/11/05	50,000,000	49,948,333
Blue Ridge Asset Funding Corp.
3.79%, 10/26/05	111,000,000	110,707,854
Cancara Asset Securitisation Ltd.
3.65%, 10/07/05	105,000,000	104,936,125
3.73%, 10/20/05	160,757,000	160,440,532
CC USA Inc.
3.76%, 01/23/06	50,000,000	49,404,667
Chariot Funding LLC
3.68%, 10/13/05	60,212,000	60,138,140
Chesham Finance LLC
3.72%, 10/14/05	50,000,000	49,932,833
CRC Funding LLC
3.74%, 10/20/05	50,000,000	49,901,306
Ebury Finance Ltd.
3.73%, 10/13/05	48,000,000	47,940,320
Eureka Securitization PLC
3.66%, 10/05/05	65,000,000	64,973,567
Falcon Asset Securitization Corp.
3.67%, 10/06/05	35,098,000	35,080,110
3.68%, 10/13/05	50,846,000	50,783,629
3.68%, 10/14/05	20,000,000	19,973,422
3.75%, 10/19/05	104,516,000	104,320,032
Grampian Funding LLC
3.38%, 11/08/05	125,000,000	124,554,028
3.49%, 12/09/05	110,000,000	109,264,191

3.74%, 01/13/06	100,000,000	98,919,556
3.84%, 01/31/06	100,000,000	98,698,667
Jupiter Securitization Corp.
3.74%, 10/19/05	101,352,000	101,162,472
K2 USA LLC
3.85%, 02/07/06	41,000,000	40,435,106
Mont Blanc Capital Corp.
3.72%, 10/17/05	12,450,000	12,429,416
Park Avenue Receivables Corp.
3.74%, 10/19/05	35,000,000	34,934,550
Park Granada LLC
3.82%, 10/28/05	125,000,000	124,641,875
Polonius Inc.
3.66%, 10/07/05	36,650,000	36,627,644
3.80%, 10/25/05	21,000,000	20,946,800
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	100,000,000	98,490,306
Scaldis Capital LLC
3.50%, 12/12/05	23,924,000	23,756,532
Sedna Finance Inc.
3.92%, 02/21/06	50,000,000	49,221,444
Solitaire Funding Ltd.
3.79%, 10/21/05	146,342,000	146,033,869
Sydney Capital Corp.
3.66%, 10/07/05	50,000,000	49,969,500
Thames Asset Global Securitization No. 1
3.82%, 10/07/05	58,493,000	58,468,173
UBS Finance Delaware LLC
3.80%, 10/06/05	250,000,000	249,868,055
WhistleJacket Capital LLC
3.51%, 12/15/05	10,000,000	9,926,875

TOTAL COMMERCIAL PAPER (Cost: $2,496,085,943)		2,496,085,943

Security	Face Amount	Value
MEDIUM-TERM NOTES—1.48%
Beta Finance Inc.
2.68%, 11/15/05 (1)	50,000,000	49,998,792
Dorada Finance Inc.
2.68%, 11/15/05 (1)	50,000,000	49,998,792
K2 USA LLC
3.56%, 03/15/06 (1)	85,000,000	85,000,000
3.57%, 03/16/06 (1)	45,000,000	45,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $229,997,584)		229,997,584

Security	Face Amount	Value
TIME DEPOSITS—5.13%
Abbey National Treasury Services PLC
3.95%, 10/03/05	300,000,000	300,000,000
American Express Centurion Bank
3.94%, 10/03/05	100,000,000	100,000,000
Branch Banking & Trust
3.91%, 10/03/05	170,000,000	170,000,000
Chase Bank USA N.A.
3.91%, 10/03/05	75,000,000	75,000,000
National City Bank of Indiana
3.88%, 10/03/05	151,161,000	151,161,000

TOTAL TIME DEPOSITS (Cost: $796,161,000)		796,161,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—44.63%
Allstate Life Global Funding II
3.72%, 10/10/06 (1)	32,000,000	32,000,688
3.82%, 10/27/06 (1)	110,000,000	110,000,000
American Express Bank
3.75%, 07/19/06	85,000,000	85,000,000
3.79%, 10/17/05	20,000,000	20,000,251
ASIF Global Financing
3.79%, 08/11/06 (1)	74,000,000	74,017,006
3.82%, 10/23/06 (1)	75,000,000	74,995,946
ASIF Global Financing XXII
3.99%, 05/30/06 (1)	80,000,000	80,089,577
Australia & New Zealand Banking Group Ltd.
3.81%, 10/23/06 (1)	75,000,000	75,000,000
Bank of America Securities
4.02%, 11/18/05	200,000,000	200,000,000
Bank of Nova Scotia
3.63%, 01/03/06	35,000,000	34,997,287
Banque Nationale de Paris
3.61%, 10/03/05	50,000,000	50,000,000
3.62%, 10/04/06	265,000,000	264,929,073
Bear Stearns Companies Inc. (The)
3.82%, 10/17/05	100,000,000	100,000,000
3.88%, 10/17/05	100,000,000	100,000,000
Beta Finance Inc.
3.75%, 06/20/06 (1)	68,000,000	67,995,119
3.78%, 05/25/06 (1)	65,000,000	64,995,654
3.78%, 05/26/06 (1)	80,000,000	79,994,806
3.79%, 04/25/06 (1)	65,000,000	64,993,500
Canadian Imperial Bank of Commerce
3.69%, 12/14/05	100,000,000	99,993,455
CC USA Inc.
3.72%, 06/15/06 (1)	95,000,000	94,993,311
3.74%, 07/14/06 (1)	30,000,000	30,004,592
3.75%, 05/22/06 (1)	20,000,000	19,998,729
3.78%, 05/25/06 (1)	55,000,000	54,996,323
3.78%, 05/26/06 (1)	30,000,000	29,998,052
3.78%, 06/26/06 (1)	25,000,000	24,998,220
3.80%, 03/23/06 (1)	50,000,000	50,000,205
Citigroup Inc.
3.69%, 11/04/05	500,000,000	500,000,000
Credit Suisse First Boston
3.77%, 07/19/06	75,000,000	75,000,000
DEPFA Bank PLC
3.88%, 09/15/06	50,000,000	50,000,000
Dexia Credit Local SA
3.78%, 08/30/06	65,000,000	64,988,140
Dorada Finance Inc.
3.78%, 06/26/06 (1)	110,000,000	109,992,139
Five Finance Inc.
3.72%, 09/15/06 (1)	70,000,000	69,986,614
Goldman Sachs Group Inc.
3.73%, 11/01/05 (1)(2)	100,000,000	100,000,000
3.74%, 02/07/06 (1)(2)	100,000,000	100,000,000
Hartford Life Global Funding Trust
3.76%, 10/16/06	100,000,000	100,000,000
HBOS Treasury Services PLC
3.69%, 01/10/06	100,000,000	100,000,000
HSBC Bank USA N.A.
4.07%, 05/04/06	20,000,000	20,009,490

K2 USA LLC
3.68%, 09/11/06 (1)	100,000,000	99,985,916
3.71%, 11/14/05 (1)	60,000,000	59,998,914
3.74%, 01/19/06 (1)	90,000,000	89,991,862
3.76%, 02/15/06 (1)	25,000,000	25,002,059
3.79%, 05/25/06 (1)	50,000,000	49,995,151
3.83%, 01/20/06 (1)	70,000,000	70,012,617
Leafs LLC
3.80%, 01/20/06 (1)	74,992,245	74,992,245
Links Finance LLC
3.72%, 11/16/05 (1)	100,000,000	99,997,534
3.74%, 05/18/06 (1)	50,000,000	49,993,726
3.75%, 10/17/05 (1)	17,000,000	17,000,096
3.75%, 01/20/06 (1)	65,000,000	64,995,414
Marshall & Ilsley Bank
3.90%, 02/20/06	50,000,000	50,023,006
Metropolitan Life Global Funding I
3.67%, 10/06/06 (1)	100,000,000	100,000,000
Metropolitan Life Insurance Funding
3.75%, 07/25/06 (1)(2)	50,000,000	50,000,000
Morgan Stanley
3.67%, 10/03/06	100,000,000	100,000,000
Natexis Banques Populaires
3.80%, 10/16/06 (1)	125,000,000	125,000,000
National City Bank
3.62%, 01/06/06	35,000,000	34,997,232
3.78%, 12/29/05	50,000,000	49,997,059
Nationwide Building Society
3.69%, 09/07/06 (1)	100,000,000	100,000,000
3.79%, 01/13/06 (1)	100,000,000	100,019,747
4.03%, 10/27/06 (1)	50,000,000	50,000,000
Nordea Bank AB
3.71%, 10/10/06 (1)	150,000,000	150,000,000
Permanent Financing PLC No. 8 Class 1A
3.69%, 06/12/06 (1)	50,000,000	50,000,000
Royal Bank of Scotland
3.60%, 04/05/06	100,000,000	99,980,495
3.78%, 08/30/06	200,000,000	199,963,507
Sedna Finance Inc.
3.73%, 01/10/06 (1)	20,000,000	19,998,638
3.74%, 01/17/06 (1)	35,000,000	34,997,923
3.77%, 09/20/06 (1)	25,000,000	25,000,000
3.80%, 08/31/06 (1)	25,000,000	24,997,712
Sigma Finance Inc.
3.68%, 10/07/05 (1)	30,000,000	29,999,858
3.72%, 11/18/05 (1)	75,000,000	74,997,032
3.73%, 08/15/06 (1)	35,000,000	34,996,951
3.75%, 03/20/06 (1)	35,000,000	35,001,246
3.77%, 12/28/05 (1)	150,000,000	149,989,479
Societe Generale
3.68%, 06/13/06	55,000,000	54,992,296
Strips III LLC
3.88%, 07/24/06 (1)(2)	32,767,604	32,767,604
Tango Finance Corp.
3.69%, 06/12/06 (1)	100,000,000	99,993,095
3.69%, 09/11/06 (1)	50,000,000	49,995,261
3.74%, 11/15/05 (1)	50,000,000	49,999,371
3.77%, 06/21/06 (1)	60,000,000	59,993,515
3.79%, 05/26/06 (1)	30,000,000	29,997,081
3.79%, 09/25/06 (1)	70,000,000	69,989,741
Union Hamilton Special Funding LLC
4.00%, 03/28/06	100,000,000	100,000,000
US Bank N.A.
3.77%, 09/29/06	30,000,000	29,992,212

Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
3.82%, 10/25/05 (1)	37,096,913	37,096,913
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
3.82%, 10/25/05 (1)	119,659,315	119,659,315
WhistleJacket Capital LLC
3.72%, 02/15/06 (1)	30,000,000	29,997,162
3.73%, 12/15/05 (1)	40,000,000	39,998,768
3.75%, 01/17/06 (1)	40,000,000	39,999,868
3.79%, 07/28/06 (1)	25,000,000	24,994,872
White Pine Finance LLC
3.66%, 12/01/05 (1)	50,000,000	49,997,916
3.72%, 09/15/06 (1)	100,000,000	99,985,658
3.74%, 11/15/05 (1)	72,000,000	71,998,935
3.74%, 01/13/06 (1)	90,000,000	89,997,300
3.75%, 05/22/06 (1)	50,000,000	49,994,512
3.80%, 06/20/06 (1)	25,000,000	25,005,037

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $6,922,340,028)		6,922,340,028

Security	Face Amount	Value
REPURCHASE AGREEMENTS(3)—28.49%
Bank of America Securities non-Government Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $400,132,917 and an effective yield of 3.99%.	400,000,000	400,000,000
Bank of America Securities Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $568,789,797 and an effective yield of 3.90%.	568,605,000	568,605,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000
Lehman Brothers Holdings Inc. non-Government Tri-Party Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $725,239,782 and effective yields of 3.95% - 4.05%.	725,000,000	725,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000
Merrill Lynch & Co. Inc. non-Government Tri-Party Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $725,245,767 and effective yields of 4.06% - 4.08%.	725,000,000	725,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $40,012,933 and an effective yield of 3.88%.	40,000,000	40,000,000
Morgan Stanley Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $1,800,585,000 and an effective yield of 3.90%.	1,800,000,000	1,800,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $4,418,605,000)		4,418,605,000

TOTAL INVESTMENTS IN SECURITIES — 100.18% (Cost: $15,538,174,250) (4)		15,538,174,250

Other Assets, Less Liabilities — (0.18)%		(28,174,544)

NET ASSETS — 100.00%		$15,509,999,706

(1)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	See Note 1 for information regarding collateral.
(4)	The cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to the schedules of investments.

S&P 500 STOCK FUND

Schedule of Investments

September 30, 2005 (Unaudited)

The S&P 500 Stock Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2005, the value of the Fund’s investment in the Master Portfolio was $309,932,895, which represents 13.16% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security	Shares	Value
COMMON STOCKS—99.16%
ADVERTISING—0.18%
Interpublic Group of Companies Inc. (1)	88,605	$1,031,362
Omnicom Group Inc.	38,295	3,202,611

		4,233,973

AEROSPACE & DEFENSE—1.92%
Boeing Co. (The)	172,778	11,740,265
General Dynamics Corp. (2)	42,299	5,056,845
Goodrich (B.F.) Co.	25,488	1,130,138
L-3 Communications Holdings Inc. (2)	24,933	1,971,452
Lockheed Martin Corp.	77,031	4,701,972
Northrop Grumman Corp.	75,126	4,083,098
Raytheon Co.	94,935	3,609,429
Rockwell Collins Inc.	37,105	1,792,914
United Technologies Corp.	215,762	11,185,102

		45,271,215

AGRICULTURE—1.79%
Altria Group Inc.	437,116	32,219,820
Archer-Daniels-Midland Co.	136,798	3,373,439
Monsanto Co.	56,504	3,545,626
Reynolds American Inc.	18,292	1,518,602
UST Inc. (2)	34,490	1,443,751

		42,101,238

AIRLINES—0.09%
Southwest Airlines Co.	147,648	2,192,573

		2,192,573

APPAREL—0.39%
Coach Inc. (1)	79,906	2,505,852
Jones Apparel Group Inc.	24,979	711,901
Liz Claiborne Inc. (2)	22,475	883,717
Nike Inc. Class B	40,533	3,310,735
Reebok International Ltd.	11,484	649,650
VF Corp. (2)	19,205	1,113,314

		9,175,169

AUTO MANUFACTURERS—0.44%
Ford Motor Co. (2)	389,806	3,843,487
General Motors Corp.	118,960	3,641,366
Navistar International Corp. (1)	13,643	442,442
PACCAR Inc.	35,984	2,442,954

		10,370,249

AUTO PARTS & EQUIPMENT—0.18%
Cooper Tire & Rubber Co. (2)	13,263	202,526
Dana Corp. (2)	31,143	293,056
Delphi Corp.	116,584	321,772
Goodyear Tire & Rubber Co. (The) (1) (2)	36,495	568,957
Johnson Controls Inc.	40,472	2,511,288
Visteon Corp.	26,822	262,319

		4,159,918

BANKS—5.95%
AmSouth Bancorp (2)	73,614	1,859,490
Bank of America Corp.	846,261	35,627,588
Bank of New York Co. Inc. (The)	163,797	4,817,270
BB&T Corp. (2)	115,201	4,498,599
Comerica Inc.	35,147	2,070,158
Compass Bancshares Inc. (2)	26,079	1,195,201
Fifth Third Bancorp	117,018	4,298,071
First Horizon National Corp.	26,213	952,843
Huntington Bancshares Inc. (2)	48,390	1,087,323
KeyCorp	86,058	2,775,371
M&T Bank Corp. (2)	17,239	1,822,335
Marshall & Ilsley Corp. (2)	44,077	1,917,790
Mellon Financial Corp. (2)	87,917	2,810,706
National City Corp. (2)	120,453	4,027,948
North Fork Bancorp Inc. (2)	100,571	2,564,561
Northern Trust Corp. (2)	39,576	2,000,567
PNC Financial Services Group	61,153	3,548,097
Regions Financial Corp. (2)	96,836	3,013,536
State Street Corp.	69,591	3,404,392
SunTrust Banks Inc.	76,292	5,298,479
Synovus Financial Corp.	65,482	1,815,161
U.S. Bancorp (2)	384,818	10,805,689
Wachovia Corp.	332,161	15,807,542
Wells Fargo & Co.	355,497	20,821,459
Zions Bancorporation	18,898	1,345,727

		140,185,903

BEVERAGES—2.16%
Anheuser-Busch Companies Inc.	163,511	7,037,513
Brown-Forman Corp. Class B (2)	17,869	1,063,920
Coca-Cola Co. (The)	437,931	18,914,240
Coca-Cola Enterprises Inc.	64,690	1,261,455
Constellation Brands Inc. (1)	41,090	1,068,340
Molson Coors Brewing Co. Class B	12,400	793,724
Pepsi Bottling Group Inc.	30,073	858,584
PepsiCo Inc.	351,657	19,942,468

		50,940,244

BIOTECHNOLOGY—1.31%
Amgen Inc. (1)	259,839	20,701,373
Biogen Idec Inc. (1) (2)	71,333	2,816,227
Chiron Corp. (1) (2)	23,484	1,024,372
Genzyme Corp. (1) (2)	53,993	3,868,059
MedImmune Inc. (1) (2)	51,704	1,739,840
Millipore Corp. (1)	10,776	677,703

		30,827,574

BUILDING MATERIALS—0.26%
American Standard Companies Inc.	38,520	1,793,106
Masco Corp.	90,487	2,776,141
Vulcan Materials Co.	21,470	1,593,289

		6,162,536

CHEMICALS—1.38%
Air Products & Chemicals Inc. (2)	47,114	2,597,866
Ashland Inc.	15,539	858,374
Dow Chemical Co. (The) (2)	203,071	8,461,969
Du Pont (E.I.) de Nemours and Co.	209,414	8,202,746
Eastman Chemical Co.	17,049	800,792
Ecolab Inc. (2)	39,504	1,261,363
Engelhard Corp.	24,979	697,164
Hercules Inc. (1) (2)	23,233	283,907
International Flavors & Fragrances Inc.	17,862	636,602
PPG Industries Inc. (2)	35,701	2,113,142
Praxair Inc.	67,996	3,259,048
Rohm & Haas Co.	31,182	1,282,516
Sherwin-Williams Co. (The)	24,491	1,079,318
Sigma-Aldrich Corp. (2)	14,259	913,432

		32,448,239

COMMERCIAL SERVICES—0.89%
Apollo Group Inc. Class A (1)	31,116	2,065,791
Block (H & R) Inc.	68,417	1,640,640
Cendant Corp.	220,145	4,543,793
Convergys Corp. (1) (2)	29,325	421,400
Donnelley (R.R.) & Sons Co.	45,081	1,671,153
Equifax Inc.	27,277	953,058
McKesson Corp.	64,836	3,076,468
Moody’s Corp.	53,694	2,742,690
Paychex Inc.	70,849	2,627,081
Robert Half International Inc.	35,511	1,263,836

		21,005,910

COMPUTERS—3.89%
Affiliated Computer Services Inc. Class A (1)	26,357	1,439,092
Apple Computer Inc. (1)	174,697	9,365,506
Computer Sciences Corp. (1)	38,804	1,835,817
Dell Inc. (1)	504,870	17,266,554
Electronic Data Systems Corp.	109,077	2,447,688
EMC Corp. (1)	507,384	6,565,549
Gateway Inc. (1)	61,610	166,347
Hewlett-Packard Co.	603,321	17,616,973
International Business Machines Corp.	336,091	26,961,220
Lexmark International Inc. (1)	24,925	1,521,671
NCR Corp. (1)	38,969	1,243,501
Network Appliance Inc. (1)	77,270	1,834,390
Sun Microsystems Inc. (1)	717,008	2,810,671
Unisys Corp. (1)	70,955	471,141

		91,546,120

COSMETICS & PERSONAL CARE—2.22%
Alberto-Culver Co.	16,413	734,482
Avon Products Inc.	99,002	2,673,054
Colgate-Palmolive Co.	109,315	5,770,739
Gillette Co. (The)	189,851	11,049,328
Procter & Gamble Co. (2)	538,189	32,000,718

		52,228,321

DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.	36,547	1,567,866
Grainger (W.W.) Inc.	16,314	1,026,477

		2,594,343

DIVERSIFIED FINANCIAL SERVICES—7.90%
American Express Co.	261,304	15,009,302
Bear Stearns Companies Inc. (The)	23,643	2,594,819
Capital One Financial Corp.	60,747	4,830,601
CIT Group Inc.	42,997	1,942,604
Citigroup Inc. (2)	1,088,972	49,570,005
Countrywide Financial Corp.	125,100	4,125,798
E*TRADE Financial Corp. (1)	77,740	1,368,224
Federal Home Loan Mortgage Corp.	145,470	8,213,236
Federal National Mortgage Association	203,779	9,133,375
Federated Investors Inc. Class B	18,566	616,948
Franklin Resources Inc.	31,561	2,649,862
Goldman Sachs Group Inc. (The)	97,904	11,903,168
Janus Capital Group Inc. (2)	46,983	678,904
JP Morgan Chase & Co.	739,832	25,102,500
Lehman Brothers Holdings Inc.	57,247	6,668,131
MBNA Corp.	264,751	6,523,465
Merrill Lynch & Co. Inc.	195,526	11,995,520
Morgan Stanley	228,690	12,335,539
Providian Financial Corp. (1)	61,806	1,092,730
Schwab (Charles) Corp. (The)	220,529	3,182,233
SLM Corp.	87,854	4,712,489
T. Rowe Price Group Inc. (2)	27,253	1,779,621

		186,029,074

ELECTRIC—3.34%
AES Corp. (The) (1)	137,238	2,254,820
Allegheny Energy Inc. (1) (2)	34,102	1,047,613
Ameren Corp.	42,826	2,290,763
American Electric Power Co. Inc.	82,682	3,282,475
Calpine Corp. (1) (2)	118,002	305,625
CenterPoint Energy Inc.	64,845	964,245
Cinergy Corp.	41,772	1,855,095
CMS Energy Corp. (1) (2)	45,862	754,430
Consolidated Edison Inc. (2)	51,361	2,493,577
Constellation Energy Group Inc.	36,748	2,263,677
Dominion Resources Inc.	71,721	6,178,047
DTE Energy Co. (2)	37,346	1,712,688
Duke Energy Corp. (2)	194,959	5,686,954
Edison International	68,516	3,239,436
Entergy Corp.	43,880	3,261,162
Exelon Corp. (2)	141,156	7,543,377

FirstEnergy Corp.	69,377	3,615,929
FPL Group Inc.	82,882	3,945,183
PG&E Corp.	78,443	3,078,888
Pinnacle West Capital Corp.	20,685	911,795
PPL Corp.	79,776	2,579,158
Progress Energy Inc.	52,799	2,362,755
Public Service Enterprise Group Inc.	50,269	3,235,313
Southern Co. (The) (2)	157,164	5,620,185
TECO Energy Inc. (2)	43,483	783,564
TXU Corp.	50,517	5,702,359
Xcel Energy Inc. (2)	84,562	1,658,261

		78,627,374

ELECTRICAL COMPONENTS & EQUIPMENT—0.34%
American Power Conversion Corp.	36,920	956,228
Emerson Electric Co.	86,939	6,242,220
Molex Inc. (2)	31,447	839,006

		8,037,454

ELECTRONICS—0.50%
Agilent Technologies Inc. (1)	103,934	3,403,839
Applera Corp. - Applied Biosystems Group	40,939	951,422
Fisher Scientific International Inc. (1) (2)	25,597	1,588,294
Jabil Circuit Inc. (1)	37,021	1,144,689
PerkinElmer Inc.	26,933	548,625
Sanmina-SCI Corp. (1)	108,801	466,756
Solectron Corp. (1)	203,435	795,431
Symbol Technologies Inc.	50,291	486,817
Tektronix Inc.	18,334	462,567
Thermo Electron Corp. (1)	33,865	1,046,429
Waters Corp. (1)	24,306	1,011,130

		11,905,999

ENGINEERING & CONSTRUCTION—0.05%
Fluor Corp.	18,182	1,170,557

		1,170,557

ENTERTAINMENT—0.08%
International Game Technology Inc. (2)	71,646	1,934,442

		1,934,442

ENVIRONMENTAL CONTROL—0.16%
Allied Waste Industries Inc. (1) (2)	48,743	411,878
Waste Management Inc.	118,216	3,382,160

		3,794,038

FOOD—1.50%
Albertson’s Inc. (2)	77,386	1,984,951
Campbell Soup Co.	39,731	1,181,997
ConAgra Foods Inc.	108,856	2,694,186
General Mills Inc.	76,987	3,710,773
Heinz (H.J.) Co.	72,459	2,647,652
Hershey Co. (The)	39,072	2,200,144
Kellogg Co.	54,476	2,512,978
Kroger Co. (1)	152,245	3,134,725

McCormick & Co. Inc. NVS	27,996	913,509
Safeway Inc.	94,302	2,414,131
Sara Lee Corp.	164,982	3,126,409
SUPERVALU Inc.	28,452	885,426
Sysco Corp. (2)	133,185	4,178,013
Tyson Foods Inc. Class A	52,640	950,152
Wrigley (William Jr.) Co.	38,209	2,746,463

		35,281,509

FOREST PRODUCTS & PAPER—0.47+B549%
Georgia-Pacific Corp.	54,652	1,861,447
International Paper Co.	103,154	3,073,989
Louisiana-Pacific Corp.	22,749	629,920
MeadWestvaco Corp. (2)	38,592	1,065,911
Temple-Inland Inc. (2)	23,660	966,511
Weyerhaeuser Co.	51,521	3,542,069

		11,139,847

GAS—0.25%
KeySpan Corp.	36,569	1,345,008
Nicor Inc. (2)	9,040	379,951
NiSource Inc.	57,176	1,386,518
Peoples Energy Corp. (2)	7,851	309,172
Sempra Energy (2)	53,839	2,533,663

		5,954,312

HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.	16,884	1,386,008
Snap-On Inc.	11,953	431,742
Stanley Works (The)	15,602	728,301

		2,546,051

HEALTH CARE - PRODUCTS—3.54%
Bard (C.R.) Inc.	22,098	1,459,131
Bausch & Lomb Inc.	11,257	908,215
Baxter International Inc.	130,998	5,222,890
Becton, Dickinson & Co.	52,551	2,755,249
Biomet Inc.	52,423	1,819,602
Boston Scientific Corp. (1)	125,330	2,928,962
Guidant Corp.	69,445	4,784,066
Johnson & Johnson	626,544	39,647,704
Medtronic Inc.	255,019	13,674,119
St. Jude Medical Inc. (1)	76,689	3,589,045
Stryker Corp.	61,659	3,047,804
Zimmer Holdings Inc. (1)	52,029	3,584,278

		83,421,065

HEALTH CARE - SERVICES—1.88%
Aetna Inc.	61,012	5,255,574
Coventry Health Care Inc. (1)	22,553	1,940,009
HCA Inc.	95,098	4,557,096
Health Management Associates Inc. Class A (2)	51,839	1,216,661
Humana Inc. (1)	34,101	1,632,756
Laboratory Corp. of America Holdings (1)	28,352	1,381,026
Manor Care Inc. (2)	16,523	634,648

Quest Diagnostics Inc.	35,520	1,795,181
Tenet Healthcare Corp. (1) (2)	98,229	1,103,112
UnitedHealth Group Inc.	265,981	14,948,132
WellPoint Inc. (1)	129,187	9,794,958

		44,259,153

HOME BUILDERS—0.30%
Centex Corp. (2)	26,955	1,740,754
Horton (D.R.) Inc.	57,200	2,071,784
KB Home (2)	16,642	1,218,194
Pulte Homes Inc. (2)	45,702	1,961,530

		6,992,262

HOME FURNISHINGS—0.06%
Maytag Corp.	16,534	301,911
Whirlpool Corp. (2)	14,002	1,060,932

		1,362,843

HOUSEHOLD PRODUCTS & WARES—0.49%
Avery Dennison Corp. (2)	23,169	1,213,824
Clorox Co. (The)	31,910	1,772,281
Fortune Brands Inc. (2)	30,689	2,495,936
Kimberly-Clark Corp.	100,243	5,967,466

		11,449,507

HOUSEWARES—0.05%
Newell Rubbermaid Inc.	57,755	1,308,151

		1,308,151

INSURANCE—4.81%
ACE Ltd.	60,625	2,853,619
AFLAC Inc.	105,563	4,782,004
Allstate Corp. (The)	138,304	7,646,828
Ambac Financial Group Inc. (2)	22,418	1,615,441
American International Group Inc.	546,572	33,865,601
AON Corp.	66,929	2,147,082
Chubb Corp.	41,719	3,735,936
CIGNA Corp.	27,091	3,192,945
Cincinnati Financial Corp. (2)	36,690	1,536,944
Hartford Financial Services Group Inc. (2)	63,013	4,862,713
Jefferson-Pilot Corp.	28,281	1,447,139
Lincoln National Corp.	36,230	1,884,685
Loews Corp.	28,810	2,662,332
Marsh & McLennan Companies Inc.	112,570	3,421,002
MBIA Inc. (2)	28,141	1,705,907
MetLife Inc.	159,245	7,935,178
MGIC Investment Corp.	19,538	1,254,340
Principal Financial Group Inc.	59,412	2,814,346
Progressive Corp. (The)	41,487	4,346,593
Prudential Financial Inc.	108,037	7,298,980
SAFECO Corp. (2)	26,390	1,408,698
St. Paul Travelers Companies Inc.	142,163	6,378,854
Torchmark Corp. (2)	21,874	1,155,603
UNUMProvident Corp.	62,475	1,280,738
XL Capital Ltd. Class A	29,497	2,006,681

		113,240,189

INTERNET—1.07%
eBay Inc. (1)	234,483	9,660,700
Monster Worldwide Inc. (1) (2)	25,485	782,644
Symantec Corp. (1)	252,077	5,712,065
Yahoo! Inc. (1)	264,841	8,962,219

		25,117,628

IRON & STEEL—0.15%
Allegheny Technologies Inc.	18,419	570,621
Nucor Corp.	33,161	1,956,167
United States Steel Corp. (2)	23,944	1,014,028

		3,540,816

LEISURE TIME—0.37%
Brunswick Corp.	20,368	768,485
Carnival Corp. (2)	91,386	4,567,472
Harley-Davidson Inc. (2)	58,261	2,822,163
Sabre Holdings Corp.	27,157	550,744

		8,708,864

LODGING—0.38%
Harrah’s Entertainment Inc.	38,599	2,516,269
Hilton Hotels Corp.	70,042	1,563,337
Marriott International Inc. Class A	36,436	2,295,468
Starwood Hotels & Resorts Worldwide Inc. (2)	45,763	2,616,271

		8,991,345

MACHINERY—0.61%
Caterpillar Inc.	142,472	8,370,230
Cummins Inc. (2)	9,732	856,319
Deere & Co. (2)	51,022	3,122,546
Rockwell Automation Inc.	38,154	2,018,347

		14,367,442

MANUFACTURING—5.46%
Cooper Industries Ltd.	19,432	1,343,528
Danaher Corp.	50,487	2,717,715
Dover Corp. (2)	42,523	1,734,513
Eastman Kodak Co. (2)	60,286	1,466,758
Eaton Corp. (2)	31,195	1,982,442
General Electric Co.	2,232,932	75,182,820
Honeywell International Inc.	179,999	6,749,963
Illinois Tool Works Inc.	44,259	3,643,843
Ingersoll-Rand Co. Class A	70,921	2,711,310
ITT Industries Inc. (2)	19,482	2,213,155
Leggett & Platt Inc. (2)	39,496	797,819
Pall Corp.	26,011	715,303
Parker Hannifin Corp.	25,131	1,616,175
Textron Inc.	28,102	2,015,475
3M Co.	161,091	11,817,636
Tyco International Ltd.	426,148	11,868,222

		128,576,677

MEDIA—3.30%
Clear Channel Communications Inc.	114,145	3,754,229
Comcast Corp. Class A (1)	462,407	13,585,518
Dow Jones & Co. Inc.	12,968	495,248
Gannett Co. Inc.	51,408	3,538,413
Knight Ridder Inc. (2)	14,528	852,503
McGraw-Hill Companies Inc. (The)	78,629	3,777,337
Meredith Corp.	9,211	459,537
New York Times Co. Class A (2)	30,438	905,531
News Corp. Class A	517,500	8,067,825
Time Warner Inc.	988,537	17,902,405
Tribune Co.	56,477	1,914,006
Univision Communications Inc. Class A (1) (2)	49,404	1,310,688
Viacom Inc. Class B	333,684	11,014,909
Walt Disney Co. (The)	423,217	10,212,226

		77,790,375

MINING—0.57%
Alcoa Inc.	183,572	4,482,828
Freeport-McMoRan Copper & Gold Inc. (2)	37,196	1,807,354
Newmont Mining Corp.	93,871	4,427,895
Phelps Dodge Corp.	20,375	2,647,324

		13,365,401

OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.	48,084	2,007,026
Xerox Corp. (1) (2)	201,726	2,753,560

		4,760,586

OIL & GAS—8.65%
Amerada Hess Corp. (2)	16,997	2,337,088
Anadarko Petroleum Corp.	49,728	4,761,456
Apache Corp.	69,196	5,204,923
Burlington Resources Inc.	80,197	6,521,620
Chevron Corp.	474,288	30,700,662
ConocoPhillips	293,140	20,493,417
Devon Energy Corp.	95,842	6,578,595
EOG Resources Inc.	50,500	3,782,450
Exxon Mobil Corp.	1,328,107	84,387,919
Kerr-McGee Corp.	24,244	2,354,335
Marathon Oil Corp.	77,021	5,309,058
Murphy Oil Corp.	34,470	1,719,019
Nabors Industries Ltd. (1) (2)	33,091	2,376,927
Noble Corp.	28,722	1,966,308
Occidental Petroleum Corp.	84,156	7,189,447
Rowan Companies Inc.	22,793	808,924
Sunoco Inc.	28,702	2,244,496
Transocean Inc. (1)	69,166	4,240,567
Valero Energy Corp.	64,327	7,272,811
XTO Energy Inc.	75,968	3,442,870

		203,692,892

OIL & GAS SERVICES—1.23%
Baker Hughes Inc.	71,672	4,277,385
BJ Services Co.	67,734	2,437,747

Halliburton Co. (2)	106,991	7,331,023
National Oilwell Varco Inc. (1)	36,442	2,397,884
Schlumberger Ltd. (2)	123,862	10,451,476
Weatherford International Ltd. (1)	29,498	2,025,333

		28,920,848

PACKAGING & CONTAINERS—0.12%
Ball Corp.	22,810	838,039
Bemis Co. Inc. (2)	22,337	551,724
Pactiv Corp. (1)	31,251	547,518
Sealed Air Corp. (1)	17,332	822,577

		2,759,858

PHARMACEUTICALS—5.90%
Abbott Laboratories	327,319	13,878,326
Allergan Inc.	27,492	2,518,817
AmerisourceBergen Corp.	21,820	1,686,686
Bristol-Myers Squibb Co.	411,789	9,907,643
Cardinal Health Inc.	89,825	5,698,498
Caremark Rx Inc. (1)	94,681	4,727,422
Express Scripts Inc. (1)	31,219	1,941,822
Forest Laboratories Inc. (1)	71,478	2,785,498
Gilead Sciences Inc. (1)	95,923	4,677,205
Hospira Inc. (1)	33,546	1,374,380
King Pharmaceuticals Inc. (1)	50,576	777,859
Lilly (Eli) & Co.	238,743	12,777,525
Medco Health Solutions Inc. (1)	64,019	3,510,162
Merck & Co. Inc.	462,317	12,579,646
Mylan Laboratories Inc.	45,748	881,106
Pfizer Inc.	1,552,409	38,763,653
Schering-Plough Corp. (2)	310,750	6,541,288
Watson Pharmaceuticals Inc. (1) (2)	21,801	798,135
Wyeth	282,403	13,066,787

		138,892,458

PIPELINES—0.30%
Dynegy Inc. Class A (1) (2)	65,268	307,412
El Paso Corp.	138,458	1,924,566
Kinder Morgan Inc.	20,368	1,958,587
Williams Companies Inc.	120,298	3,013,465

		7,204,030

REAL ESTATE INVESTMENT TRUSTS—0.75%
Apartment Investment & Management Co. Class A (2)	19,981	774,863
Archstone-Smith Trust	44,470	1,773,019
Equity Office Properties Trust (2)	86,325	2,823,691
Equity Residential	60,348	2,284,172
Plum Creek Timber Co. Inc.	38,612	1,463,781
ProLogis	51,828	2,296,499
Public Storage Inc.	17,753	1,189,451
Simon Property Group Inc. (2)	38,875	2,881,415
Vornado Realty Trust	24,773	2,145,837

		17,632,728

RETAIL—5.75%
AutoNation Inc. (1)	39,108	780,987
AutoZone Inc. (1)	11,963	995,920
Bed Bath & Beyond Inc. (1)	62,163	2,497,709
Best Buy Co. Inc.	85,792	3,734,526
Big Lots Inc. (1) (2)	23,954	263,254
Circuit City Stores Inc. (2)	36,099	619,459
Costco Wholesale Corp.	100,819	4,344,291
CVS Corp.	171,054	4,962,277
Darden Restaurants Inc.	29,073	882,947
Dillard’s Inc. Class A (2)	14,592	304,681
Dollar General Corp.	67,332	1,234,869
Family Dollar Stores Inc. (2)	34,532	686,151
Federated Department Stores Inc.	55,771	3,729,407
Gap Inc. (The)	123,328	2,149,607
Home Depot Inc.	450,732	17,190,918
Kohl’s Corp. (1)	72,501	3,638,100
Limited Brands Inc. (2)	74,679	1,525,692
Lowe’s Companies Inc.	164,156	10,571,646
McDonald’s Corp.	263,159	8,813,195
Nordstrom Inc.	47,279	1,622,615
Office Depot Inc. (1)	66,460	1,973,862
OfficeMax Inc.	14,729	466,467
Penney (J.C.) Co. Inc.	53,228	2,524,072
Plum Creek Timber Co. Inc.	38,612	1,463,781
RadioShack Corp. (2)	28,094	696,731
Sears Holdings Corp. (1)	21,488	2,673,537
Staples Inc.	154,549	3,294,985
Starbucks Corp. (1)	80,825	4,049,333
Target Corp.	186,254	9,672,170
Tiffany & Co.	29,749	1,183,118
TJX Companies Inc.	97,900	2,004,992
Walgreen Co.	215,249	9,352,569
Wal-Mart Stores Inc.	526,651	23,077,847
Wendy’s International Inc. (2)	24,220	1,093,533
Yum! Brands Inc. (2)	59,973	2,903,293

		135,514,760

SAVINGS & LOANS—0.52%
Golden West Financial Corp.	54,203	3,219,116
Sovereign Bancorp Inc.	75,952	1,673,982
Washington Mutual Inc.	185,139	7,261,152

		12,154,250

SEMICONDUCTORS—3.31%
Advanced Micro Devices Inc. (1)	83,686	2,108,887
Altera Corp. (1)	78,202	1,494,440
Analog Devices Inc.	78,306	2,908,285
Applied Materials Inc.	341,478	5,791,467
Applied Micro Circuits Corp. (1) (2)	65,144	195,432
Broadcom Corp. Class A (1)	60,057	2,817,274
Freescale Semiconductor Inc. Class B (1)	85,115	2,007,012
Intel Corp.	1,283,287	31,633,025
KLA-Tencor Corp.	41,514	2,024,223
Linear Technology Corp.	64,485	2,423,991
LSI Logic Corp. (1) (2)	81,761	805,346

Maxim Integrated Products Inc.	68,948	2,940,632
Micron Technology Inc. (1)	129,381	1,720,767
National Semiconductor Corp.	72,261	1,900,464
Novellus Systems Inc.	28,989	727,044
NVIDIA Corp. (1)	35,370	1,212,484
PMC-Sierra Inc. (1)	37,789	332,921
QLogic Corp. (1)	18,824	643,781
Teradyne Inc. (1)	41,121	678,497
Texas Instruments Inc.	342,587	11,613,699
Xilinx Inc.	73,425	2,044,886

		78,024,557

SOFTWARE—3.97%
Adobe Systems Inc.	103,356	3,085,177
Autodesk Inc.	47,987	2,228,516
Automatic Data Processing Inc.	122,091	5,254,797
BMC Software Inc. (1)	45,869	967,836
Citrix Systems Inc. (1)	35,676	896,895
Computer Associates International Inc. (2)	98,430	2,737,338
Compuware Corp. (1)	80,692	766,574
Electronic Arts Inc. (1)	63,848	3,632,313
First Data Corp.	162,402	6,496,080
Fiserv Inc. (1)	39,598	1,816,360
IMS Health Inc.	47,355	1,191,925
Intuit Inc. (1)	38,382	1,719,897
Mercury Interactive Corp. (1)	18,007	713,077
Microsoft Corp.	1,941,615	49,957,754
Novell Inc. (1)	79,715	593,877
Oracle Corp. (1)	796,172	9,864,571
Parametric Technology Corp. (1)	56,526	393,986
Siebel Systems Inc. (2)	109,508	1,131,218

		93,448,191

TELECOMMUNICATIONS—5.88%
ADC Telecommunications Inc. (1)	24,147	552,000
Alltel Corp. (2)	80,339	5,230,871
Andrew Corp. (1) (2)	33,562	374,216
AT&T Corp.	168,668	3,339,626
Avaya Inc. (1)	91,612	943,604
BellSouth Corp.	385,781	10,146,040
CenturyTel Inc.	27,183	950,861
CIENA Corp. (1)	117,825	311,058
Cisco Systems Inc. (1)	1,345,911	24,132,184
Citizens Communications Co. (2)	71,890	974,110
Comverse Technology Inc. (1)	42,204	1,108,699
Corning Inc. (1)	309,834	5,989,091
JDS Uniphase Corp. (1)	344,124	763,955
Lucent Technologies Inc. (1) (2)	934,595	3,037,434
Motorola Inc.	519,886	11,484,282
QUALCOMM Inc.	343,323	15,363,704
Qwest Communications International Inc. (1) (2)	327,389	1,342,295
SBC Communications Inc. (2)	695,753	16,677,199
Scientific-Atlanta Inc.	32,134	1,205,346
Sprint Nextel Corp.	617,634	14,687,337
Tellabs Inc. (1)	93,695	985,671
Verizon Communications Inc.	582,331	19,036,400

		138,635,983

TEXTILES—0.05%
Cintas Corp. (2)	29,664	1,217,707

		1,217,707

TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	37,455	735,991
Mattel Inc. (2)	85,214	1,421,370

		2,157,361

TRANSPORTATION— 1.54%
Burlington Northern Santa Fe Corp.	78,566	4,698,247
CSX Corp.	45,580	2,118,558
FedEx Corp.	63,723	5,552,185
Norfolk Southern Corp. (2)	85,068	3,450,358
Ryder System Inc.	13,303	455,229
Union Pacific Corp.	55,484	3,978,203
United Parcel Service Inc. Class B	233,169	16,118,973

		36,371,753

TOTAL COMMON STOCKS (Cost: $2,328,200,104)		2,335,743,862

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.97%
CERTIFICATES OF DEPOSIT (3)—0.41%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$376,338	376,338
Bank of Nova Scotia
3.63%, 01/03/06	301,071	301,047
Credit Suisse First Boston
3.67%, 05/09/06	752,677	752,677
Danske Bank
3.70%, 10/17/05	752,677	752,668
Dexia Credit Local
3.78%, 08/30/06	376,338	376,270
Fortis Bank NY
3.83% - 3.84%, 01/25/06	1,129,015	1,129,021
HBOS Treasury Services PLC
3.39%, 12/14/05	451,606	451,606
HSBC Bank USA N.A.
3.72%, 08/03/06	376,338	376,450
Nordea Bank PLC
3.63%, 10/02/06	451,606	451,500
Royal Bank of Scotland
3.78%, 06/27/06	376,338	376,297
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	1,166,649	1,166,471
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	2,069,861	2,069,914
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	602,141	602,142

Wells Fargo Bank N.A.
3.73%, 10/06/05	413,972	413,971

		9,596,372

COMMERCIAL PAPER (3)—2.81%
Alpine Securitization Corp.
3.72%, 10/19/05	1,505,353	1,502,865
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	7,411,134	7,393,345
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	2,515,446	2,509,589
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	2,634,369	2,633,222
Barton Capital Corp.
3.74%, 10/14/05	1,129,015	1,127,725
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	1,505,353	1,505,353
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	897,763	894,578
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	2,642,354	2,639,149
Cantabric Finance LLC
3.73%, 10/31/05	289,382	288,542
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	428,198	427,588
Chesham Finance LLC
3.68%, 10/11/05	752,677	752,061
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	567,255	566,233
CRC Funding LLC
3.78%, 10/24/05	413,972	413,059
Dorada Finance Inc.
3.76%, 01/26/06	75,268	74,364
Fairway Finance LLC
3.75%, 10/20/05	301,071	301,070
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	675,106	674,669
Ford Credit Auto Receivables
3.77%, 10/17/05	654,829	653,869
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	3,607,339	3,598,992
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	3,716,906	3,712,750
General Electric Capital Corp.
3.72%, 10/14/05	3,763,384	3,759,106
Georgetown Funding Co. LLC
3.82%, 11/02/05	1,470,949	1,466,266
Giro Funding Corp.
3.66%, 10/06/05	376,338	376,224
Grampian Funding LLC
3.84%, 01/31/06	752,677	743,042
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	376,338	376,338
HSBC PLC
3.88%, 02/03/06	225,803	222,810

Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	1,125,485	1,124,413
Landale Funding LLC
3.74%, 10/17/05	1,505,353	1,503,164
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	790,233	790,233
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	792,441	791,670
Lockhart Funding LLC
3.71%, 10/13/05	313,520	313,197
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	1,430,086	1,427,916
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	1,343,227	1,341,707
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	2,107,495	2,102,422
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	1,435,136	1,431,727
Prudential Funding LLC
3.71%, 10/13/05	752,677	751,901
Ranger Funding Co. LLC
3.67%, 10/04/05	415,049	415,006
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	752,677	741,477
Sedna Finance Inc.
3.92%, 02/21/06	188,169	185,280
Societe Generale
3.77%, 10/07/05	975,845	975,437
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	3,080,924	3,077,578
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	1,867,150	1,864,764
Three Pillars Funding Corp.
3.65%, 10/03/05	451,606	451,606
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	1,094,979	1,092,103
Tulip Funding Corp.
3.79%, 12/01/05	338,705	336,601
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	5,645,076	5,643,696
Windmill Funding Corp.
3.78%, 10/25/05	489,240	488,110
Yorktown Capital LLC
3.75%, 10/20/05	639,775	638,642

		66,101,459

LOAN PARTICIPATIONS (3)—0.02%
Army & Air Force Exchange Service
3.67%, 10/03/05	376,338	376,338

		376,338

MEDIUM-TERM NOTES (3)—0.06%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	233,330	233,312

K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	1,204,283	1,204,160

		1,437,472

MONEY MARKET FUNDS —0.72%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78% (5) (6)	17,035,326	17,035,326

		17,035,326

REPURCHASE AGREEMENTS (3)—1.76%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $23,716,943 and effective yields of 3.75% - 3.88%. (7)	$23,709,317	23,709,317
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $17,881,883 and an effective yield of 3.90%. (7)	17,876,073	17,876,073

		41,585,390

TIME DEPOSITS (3)—0.18%
Chase Bank USA N.A.
3.88%, 10/03/05	819,883	819,883
Lloyds TSB Bank PLC
3.90%, 10/03/05	752,677	752,677
Rabobank Nederland NV
3.89%, 10/03/05	2,634,369	2,634,369

		4,206,929

U.S. TREASURY OBLIGATIONS—0.06%
U.S. Treasury Bill
3.46%, 12/22/05 (8) (9)	1,400,000	1,389,080

		1,389,080

VARIABLE & FLOATING RATE NOTES (3)—2.95%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	1,399,979	1,399,988
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	2,596,735	2,596,731
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	1,241,917	1,241,917
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	1,693,523	1,693,602
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	2,295,664	2,297,332
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	489,240	489,240
Bank of America N.A.
3.81%, 08/10/06	3,763,384	3,763,384
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	2,589,208	2,589,137
BMW US Capital LLC
3.74%, 09/15/06 (4)	752,677	752,677
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	1,430,086	1,430,028
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	2,024,700	2,024,627

Commodore CDO Ltd.
3.91%, 06/13/06 (4)	188,169	188,169
Credit Suisse First Boston
3.77%, 07/19/06	1,881,692	1,881,692
DEPFA Bank PLC
3.88%, 09/15/06	752,677	752,677
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	1,196,756	1,196,809
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	752,677	752,677
Fairway Finance LLC
3.78%, 01/20/06	376,338	376,333
Fifth Third Bancorp
3.79%, 09/22/06 (4)	1,505,353	1,505,353
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	526,874	526,882
General Electric Capital Corp.
3.80%, 10/06/06	338,705	339,016
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	188,169	188,169
Hartford Life Global Funding Trust
3.76%, 08/15/06	752,677	752,677
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	2,258,030	2,258,031
HSBC Bank USA N.A.
3.95%, 05/04/06	263,437	263,562
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	2,182,763	2,182,781
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	2,935,439	2,935,697
Lothian Mortgages PLC
3.82%, 01/24/06	752,677	752,677
Marshall & Ilsley Bank
3.90%, 02/20/06	752,677	753,024
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	1,505,353	1,505,957
Natexis Banques Populaires
3.80%, 10/16/06 (4)	564,508	564,508
National City Bank (Ohio)
3.62%, 01/06/06	376,338	376,309
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	2,784,904	2,785,133
Nordea Bank AB
3.71%, 08/11/06 (4)	1,317,184	1,317,184
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	2,408,566	2,408,603
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	2,047,281	2,047,282
Principal Life Income Funding Trusts
3.74%, 05/10/06	564,508	564,525
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	2,512,059	2,511,561
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	639,775	639,750

Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	3,356,938	3,356,939
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	752,677	752,677
Strips III LLC
3.88%, 07/24/06 (4) (10)	216,390	216,390
SunTrust Bank
3.63%, 04/28/06	1,129,015	1,129,015
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	1,678,469	1,678,299
Toyota Motor Credit Corp.
3.87%, 04/10/06	338,705	338,702
Unicredito Italiano SpA
3.80%, 06/14/06	978,480	978,238
Union Hamilton Special Funding LLC
4.00%, 03/28/06	752,677	752,677
US Bank N.A.
3.77%, 09/29/06	338,705	338,617
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	1,738,307	1,738,308
Wells Fargo & Co.
3.76%, 09/15/06 (4)	376,338	376,373
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	1,693,523	1,693,427
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	1,926,852	1,926,794
Winston Funding Ltd.
3.71%, 10/23/05 (4)	537,411	537,411
World Savings Bank
3.69%, 03/09/06	1,129,015	1,128,988

		69,548,556

TOTAL SHORT-TERM INVESTMENTS (Cost: $211,277,099)		211,276,922

TOTAL INVESTMENTS IN SECURITIES — 108.13% (Cost: $2,539,477,203) (11)		2,547,020,784

Other Assets, Less Liabilities — (8.13)%		(191,413,665)

NET ASSETS — 100.00%		2,355,607,119

NVS	Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(8)	The rate quoted is the yield to maturity.
(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(10)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(11)	The cost of investments for federal income tax purposes was $2,600,084,329. Net unrealized depreciation aggregated $53,063,545, of which $312,259,110 represented gross unrealized appreciation on securities and $365,322,655 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

As of September 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (12/16/05)	316	$19,501,940	$(75,576)

			$(75,576)

See accompanying notes to the schedules of investments.

TREASURY MONEY MARKET FUND

Schedule of Investments

September 30, 2005 (Unaudited)

The Treasury Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets.  At September 30, 2005, the value of the Fund’s investment in the Master Portfolio was $411,091, which represents 100.00% of the Master Portfolio’s outstanding interests.  The Master Portfolio’s Schedule of Investments is set forth below.

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS(1)—99.97%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $82,217 and an effective yield of 3.20%.	$82,195	$82,195
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $82,218 and an effective yield of 3.30%.	82,195	82,195
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $82,217 and an effective yield of 3.20%.	82,195	82,195
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $82,216 and an effective yield of 3.10%.	82,195	82,195
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $82,219 and an effective yield of 3.45%.	82,195	82,195

TOTAL REPURCHASE AGREEMENTS (Cost: $410,975)		410,975

TOTAL INVESTMENTS IN SECURITIES — 99.97% (Cost: $410,975) (2)		410,975

Other Assets, Less Liabilities — 0.03%		116

NET ASSETS — 100.00%		$411,091

(1)	See Note 1 for information regarding collateral.
(2)	The cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to the schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE SCHEDULES OF INVESTMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of September 30, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

SECURITY VALUATION

Except for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, the securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

The Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

FUTURES CONTRACTS

The Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity securities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills or U.S. Treasury Notes with face amounts of $550,000, $1,103,000 and $1,400,000, respectively, for initial margin requirements.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index and CoreAlpha Bond Master Portfolios may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios as of September 30, 2005 were fully collateralized by U.S. Government and Agency obligations and long-term debt securities as follows:

Master Portfolio	Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Government Money Market	Banc of America Securities LLC Tri-Party	4.06 – 5.50%	08/01/20 – 09/01/35	$226,440,000
	Bank of America N.A. Tri-Party	5.00	05/01/35	229,500,001
	Credit Suisse First Boston Tri-Party	4.07 – 5.23	07/01/34 – 09/01/44	98,943,451
	Goldman Sachs Group Inc. Tri-Party	4.50 – 6.00	05/01/20 – 09/01/35	197,262,900
	JP Morgan Securities Inc. Tri-Party	2.65 – 7.00	01/01/19 – 10/01/35	139,746,750
	Lehman Brothers Holdings Inc. Tri-Party	3.15 – 7.41	11/01/11 – 10/01/44	98,933,377
Money Market	Bank of America Securities non-Government Tri-Party	3.87 – 9.88	09/15/08 – 11/01/31	204,000,000
	Bank of America Securities Tri-Party	5.00	09/01/35	40,800,000
	Bear Stearns Companies Inc. (The) Tri-Party	4.00 – 12.75	03/01/08 – 10/01/35	255,004,109
	Citigroup Global Markets Holdings Inc. non-Government Tri-Party	various (a)	various (a)	448,502,528
	Credit Suisse First Boston Inc. Tri-Party	4.14 – 4.67	05/01/35	40,802,815
	Goldman Sachs Group Inc. Tri-Party	4.50 – 7.00	07/01/19 – 09/01/34	40,800,000
	Greenwich Capital Markets Inc. non-Government Tri-Party	2.58 – 5.79	08/25/33 – 07/19/45	105,003,362
	JP Morgan Chase & Co. Tri-Party	4.05 – 6.43	01/01/09 – 04/01/44	40,803,300
	Lehman Brothers Holdings Inc. non-Government Tri-Party	1.94 – 9.03	02/25/06 – 08/15/25	394,117,085
	Lehman Brothers Inc. Tri-Party	3.21 – 7.94	08/01/18 – 08/01/36	40,796,940
	Merrill Lynch & Co. Inc. non-Government Tri-Party	2.75 – 10.13	12/01/05 – 06/15/24	386,453,045
	Merrill Lynch & Co. Inc. Tri-Party	4.85	08/01/35	40,803,700
	Morgan Stanley non-Government Tri-Party	various (a)	various (a)	257,420,078
	Morgan Stanley Tri-Party	3.89 – 5.18	09/01/33 – 04/01/35	204,654,270
Prime Money Market	Bank of America Securities non-Government Tri-Party	7.38 – 8.75	06/01/11 – 04/15/32	408,000,001
	Bank of America Securities Tri-Party	5.00	09/01/35	40,800,000
	Credit Suisse First Boston Inc. Tri-Party	4.14 – 5.00	09/01/34 – 05/01/35	40,801,754
	Goldman Sachs Group Inc. Tri-Party	3.47 – 8.00	02/01/13 – 09/01/35	579,977,101
	JP Morgan Chase & Co. Tri-Party	3.46 – 9.50	02/01/10 – 12/01/40	40,802,817
	Lehman Brothers Holdings Inc. non-Government Tri-Party	various (a)	various (a)	756,694,628
	Lehman Brothers Inc. Tri-Party	3.59 – 7.05	06/01/07 – 05/01/42	40,800,517
	Merrill Lynch & Co. Inc. non-Government Tri-Party	0.10 – 10.38	10/25/05 – 06/01/25	749,829,386
	Merrill Lynch & Co. Inc. Tri-Party	4.50 – 5.00	09/25/23 – 08/01/35	40,813,857
	Morgan Stanley Tri-Party	4.00 – 6.00	09/01/34 – 09/01/35	1,838,954,739

Treasury Money Market	Banc of America Securities LLC Tri-Party	1.50	03/31/06	82,357
	Credit Suisse First Boston Tri-Party	2.63	03/15/09	85,746
	Goldman Sachs Group Inc. Tri-Party	3.50	05/31/07	84,157
	JP Morgan Securities Inc. Tri-Party	6.38	08/15/27	87,639
	Lehman Brothers Holdings Inc. Tri-Party	4.25	11/15/14	86,019

(a)	The collateral consists of home loan mortgages with interest rates that are reset on a monthly basis and varying maturity dates.

As of September 30, 2005, a portion of the cash collateral for securities on loan for each of the other Master Portfolios was invested in repurchase agreements as disclosed in the Master Portfolio’s Schedule of Investments. For further information, see Note 3 below.

SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may enter into index and interest-rate swap transactions. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction or swap transactions, it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction or swap transactions. In the event the other party to the swap transaction or swap transactions is to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. Details of interest rate swaps held by the Master Portfolio as of September 30, 2005 are included in its Schedule of Investments. As of September 30, 2005, the Master Portfolio did not hold any index swap contracts.

The CoreAlpha Bond Master Portfolio may enter into credit default swaps to protect against credit risks associated with securities issued by or loans entered into by certain companies (each, as used in this discussion, a “reference entity” in the case of a particular company and an “Obligation” in the case of a loan or security) and to sell protection to a counterparty against credit risks associated with certain reference entities. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated Obligation that is being hedged, in the event the reference entity experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the credit default swap were to be physically settled, the counterparty, as seller of protection, would agree that if a specified credit event occurs, it would take delivery of an Obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for loss in the market value of the designated Obligation if the reference entity suffered a credit event and the credit default swap were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified credit event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an Obligation specified at the time of the occurrence of the relevant credit event and would pay to the counterparty an amount equal to notional amount of the transaction. Details of credit default swaps held by the Master Portfolio as of September 30, 2005 are included in its Schedule of Investments.

OPTIONS ON SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if the Master

Portfolio decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of September 30, 2005 are included in its Schedule of Investments.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. Details of short sales held by the Master Portfolio as of September 30, 2005 are included in its Schedule of Investments.

2. TRANSACTIONS WITH AFFILIATES

The LifePath Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the LifePath Master Portfolios.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment by each Master Portfolio in shares of issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the nine months ended September 30, 2005, including income earned from these affiliated issuers and net realized capital gains (losses) from sales of these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
Active Stock
IMMF	4,370	837,190	836,943	4,617	$4,616,652	$101,384	$—
Bond Index
IMMF	3,744	1,255,860	1,255,585	4,019	4,019,276	155,236	—
CoreAlpha Bond
IMMF	92,515	25,732,404	25,733,450	91,469	91,468,517	3,081,374	—
LifePath Retirement
IMMF	1,282	221,128	221,580	830	830,089	24,530	—
iShares MSCI EAFE Index Fund (a)	291	70	8	353	20,525,801	—	36,920
iShares Russell 2000 Index Fund (b)	66	30	96	—	—	20,584	173,451
iShares S&P 500 Index Fund	—	36	36	—	—	408	(22,333)
iShares S&P MidCap 400 Index Fund (b)	64	55	—	119	8,580,838	49,226	—
iShares S&P SmallCap 600 Index Fund (a)	—	114	44	70	4,027,027	18,156	186,078

LifePath 2010
IMMF	3,359	600,085	600,478	2,966	2,965,546	67,053	—
iShares MSCI EAFE Index Fund (a)	1,080	220	9	1,291	74,982,175	—	68,444
iShares Russell 2000 Index Fund (b)	214	85	299	—	—	63,570	603,503
iShares S&P 500 Index Fund	—	197	197	—	—	9,803	2,319
iShares S&P MidCap 400 Index Fund (b)	198	203	—	401	28,766,280	155,089	—
iShares S&P SmallCap 600 Index Fund (a)	—	355	116	239	13,779,746	57,971	428,420
LifePath 2020
IMMF	4,950	1,059,610	1,060,587	3,973	3,973,078	115,817	—
iShares MSCI EAFE Index Fund (a)	2,133	679	37	2,775	161,203,389	—	292,523
iShares Russell 2000 Index Fund (b)	344	197	541	—	—	112,800	918,896
iShares S&P 500 Index Fund	—	624	624	—	—	30,608	(546,848)
iShares S&P MidCap 400 Index Fund (b)	316	459	—	775	55,674,146	286,453	—
iShares S&P SmallCap 600 Index Fund (a)	—	660	195	465	26,884,276	106,218	813,582
LifePath 2030
IMMF	3,255	696,907	698,458	1,704	1,703,639	76,108	—
iShares MSCI EAFE Index Fund (a)	1,518	584	50	2,052	119,235,957	—	375,253
iShares Russell 2000 Index Fund (b)	222	137	359	—	—	73,732	582,191
iShares S&P 500 Index Fund	—	568	568	—	—	41,149	(261,177)
iShares S&P MidCap 400 Index Fund (b)	206	337	—	543	38,980,951	193,663	—
iShares S&P SmallCap 600 Index Fund (a)	—	458	132	326	18,816,418	71,935	530,375
LifePath 2040
IMMF	1,776	550,869	548,172	4,473	4,472,510	69,820	—
iShares MSCI EAFE Index Fund (a)	876	499	46	1,329	77,220,419	—	349,479
iShares Russell 2000 Index Fund (b)	134	100	234	—	—	46,738	334,360
iShares S&P 500 Index Fund	—	631	631	—	—	23,189	(488,847)
iShares S&P MidCap 400 Index Fund (b)	124	305	21	408	29,338,183	131,316	273,875
iShares S&P SmallCap 600 Index Fund (a)	—	325	70	255	14,749,420	49,046	251,251
S&P 500 Index
IMMF	17,466	11,097,656	11,098,087	17,035	17,035,326	1,246,942	—

(a)	Shares were adjusted to reflect a three-for-one stock split effective June 9, 2005.
(b)	Shares were adjusted to reflect a two-for-one stock split effective June 9, 2005.

During the nine months ended September 30, 2005, certain Master Portfolios invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of September 30, 2005, certain Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2. Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes discussed in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a -2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barclays Global Investors Funds

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date:	November 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date:	November 25, 2005

By:	/s/ Michael A. Latham
Michael A. Latham, Chief Financial Officer
Date:	November 25, 2005